Shareholder Report	12 Months Ended
Dec. 31, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	MFS VARIABLE INSURANCE TRUST II
Entity Central Index Key	0000719269
Entity Investment Company Type	N-1A
Document Period End Date	Dec. 31, 2025
C000007288 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® GlobalGovernments Portfolio
Class Name	Service Class
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about MFS Global Governments Portfolio for the period of January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at insurancefunds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	insurancefunds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$98	0.95%

Expenses Paid, Amount	$ 98
Expense Ratio, Percent	0.95%
Factors Affecting Performance [Text Block]
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended December 31, 2025, Service Class shares of the MFS Global Governments Portfolio (fund) provided a total return of 6.32%, at net asset value. This compares with a return of 8.17% for the fund’s benchmark, the Bloomberg Global Aggregate Index. The fund's other benchmark, the JPMorgan Global Government Bond Index (Unhedged), generated a return of 6.56%.
  Global equity markets reached record levels during the period, withstanding considerable volatility amid tariffs, geopolitical conflict and high levels of uncertainty. In the US, a pro-growth tax and spending bill was signed into law, while in Europe, renewed focus on defense and infrastructure spending brightened the outlook. In Japan, the election of a pro-growth prime minister sent stocks to new highs. Optimism over artificial intelligence remained quite high.
  Considerable progress was made in trade talks between the US and many major trading partners, with a fragile truce between the US and China extended through late 2026. US tariffs remained high on goods from countries such as India and Brazil.
  Moderating inflation pressures allowed many global central banks to ease monetary policy during the period. Amid a difficult policymaking environment and slower job growth, the Federal Reserve resumed easing policy in September.
  In fixed income markets, global bond yields peaked in mid-January, then gradually declined, ending the reporting period lower than at the start of the period, while experiencing waves of volatility in between. Credit spreads remained tight and near historical lows, despite a brief widening in April and May due to tariff concerns. US bond market volatility, as measured by the Merrill Lynch Option Volatility Estimate (MOVE) Index, ended near session lows after rising around the time of the US presidential election and the start of the trade war.
  Top contributors to performance relative to the JPMorgan Global Government Bond Index:
    The fund’s overweight allocation to Italian securities supported relative performance.
    The fund's out-of-benchmark allocation to both Greece and Uruguay also aided relative results.
  Top detractors from performance relative to the JPMorgan Global Government Bond Index:
    Unfavorable bond selection within US government bonds weighed on relative returns.
    Additionally, the fund's foreign exchange allocation decisions, most notably from its overweight exposure to the Japanese yen and an underweight exposure to the Swiss franc, further weakened relative performance.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below also do not reflect the deduction of expenses associated with variable products, such as mortality and expense risk charges, separate account charges, and sales charges imposed by the insurance company separate accounts through which the fund is offered. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Service Class over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests.

Average Annual Return [Table Text Block]
Average Annual Total Returns through 12/31/25
This table shows the average annual total returns of the class of shares noted for the periods shown. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests, over the same periods.
Share Class	1-yr	5-yr	10-yr
Service Class	6.32%	(4.67)%	(0.32)%
Comparative Benchmark(s)
Bloomberg Global Aggregate Index ∆	8.17%	(2.15)%	1.26%
JPMorgan Global Government Bond Index (Unhedged) ∆	6.56%	(3.74)%	0.35%
∆	Source: FactSet Research Systems Inc.

No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit mfs.com/perf/sc for more recent performance information.
Net Assets	$ 79,731,956
Holdings Count | Holding	66
Advisory Fees Paid, Amount	$ 593,964	[1]
Investment Company Portfolio Turnover	83.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 12/31/25
Net Assets ($):	79,731,956	Average Effective Maturity (yrs):	8.8
Total Number of Holdings:	66	Average Effective Duration (yrs):	6.8
Total Management Fee ($)#:	593,964
Portfolio Turnover Rate (%):	83
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 12/31/25)
Portfolio structure
Fixed Income	97.4%
Money Market Funds	2.6%
Issuer country weightings
United States	45.8%
Japan	14.5%
Italy	10.1%
France	6.8%
United Kingdom	4.6%
Greece	4.4%
Spain	4.2%
Canada	2.5%
Australia	1.1%
Other Countries	6.0%
Composition including fixed income credit
quality
AAA	3.6%
AA	6.5%
A	25.6%
BBB	12.8%
BB	2.1%
U.S. Government	42.2%
Federal Agencies	0.5%
Not Rated	4.1%
Money Market Funds	2.6%
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.

Credit Ratings Selection [Text Block]
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.

C000007287 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® GlobalGovernments Portfolio
Class Name	Initial Class
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about MFS Global Governments Portfolio for the period of January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at insurancefunds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	insurancefunds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Initial Class	$72	0.70%

Expenses Paid, Amount	$ 72
Expense Ratio, Percent	0.70%
Factors Affecting Performance [Text Block]
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended December 31, 2025, Initial Class shares of the MFS Global Governments Portfolio (fund) provided a total return of 6.54%, at net asset value. This compares with a return of 8.17% for the fund’s benchmark, the Bloomberg Global Aggregate Index. The fund's other benchmark, the JPMorgan Global Government Bond Index (Unhedged), generated a return of 6.56%.
  Global equity markets reached record levels during the period, withstanding considerable volatility amid tariffs, geopolitical conflict and high levels of uncertainty. In the US, a pro-growth tax and spending bill was signed into law, while in Europe, renewed focus on defense and infrastructure spending brightened the outlook. In Japan, the election of a pro-growth prime minister sent stocks to new highs. Optimism over artificial intelligence remained quite high.
  Considerable progress was made in trade talks between the US and many major trading partners, with a fragile truce between the US and China extended through late 2026. US tariffs remained high on goods from countries such as India and Brazil.
  Moderating inflation pressures allowed many global central banks to ease monetary policy during the period. Amid a difficult policymaking environment and slower job growth, the Federal Reserve resumed easing policy in September.
  In fixed income markets, global bond yields peaked in mid-January, then gradually declined, ending the reporting period lower than at the start of the period, while experiencing waves of volatility in between. Credit spreads remained tight and near historical lows, despite a brief widening in April and May due to tariff concerns. US bond market volatility, as measured by the Merrill Lynch Option Volatility Estimate (MOVE) Index, ended near session lows after rising around the time of the US presidential election and the start of the trade war.
  Top contributors to performance relative to the JPMorgan Global Government Bond Index:
    The fund’s overweight allocation to Italian securities supported relative performance.
    The fund's out-of-benchmark allocation to both Greece and Uruguay also aided relative results.
  Top detractors from performance relative to the JPMorgan Global Government Bond Index:
    Unfavorable bond selection within US government bonds weighed on relative returns.
    Additionally, the fund's foreign exchange allocation decisions, most notably from its overweight exposure to the Japanese yen and an underweight exposure to the Swiss franc, further weakened relative performance.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below also do not reflect the deduction of expenses associated with variable products, such as mortality and expense risk charges, separate account charges, and sales charges imposed by the insurance company separate accounts through which the fund is offered. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Initial Class over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests.

Average Annual Return [Table Text Block]
Average Annual Total Returns through 12/31/25
This table shows the average annual total returns of the class of shares noted for the periods shown. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests, over the same periods.
Share Class	1-yr	5-yr	10-yr
Initial Class	6.54%	(4.43)%	(0.07)%
Comparative Benchmark(s)
Bloomberg Global Aggregate Index ∆	8.17%	(2.15)%	1.26%
JPMorgan Global Government Bond Index (Unhedged) ∆	6.56%	(3.74)%	0.35%
∆	Source: FactSet Research Systems Inc.

No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit mfs.com/perf/ic for more recent performance information.
Net Assets	$ 79,731,956
Holdings Count | Holding	66
Advisory Fees Paid, Amount	$ 593,964	[2]
Investment Company Portfolio Turnover	83.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 12/31/25
Net Assets ($):	79,731,956	Average Effective Maturity (yrs):	8.8
Total Number of Holdings:	66	Average Effective Duration (yrs):	6.8
Total Management Fee ($)#:	593,964
Portfolio Turnover Rate (%):	83
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 12/31/25)
Portfolio structure
Fixed Income	97.4%
Money Market Funds	2.6%
Issuer country weightings
United States	45.8%
Japan	14.5%
Italy	10.1%
France	6.8%
United Kingdom	4.6%
Greece	4.4%
Spain	4.2%
Canada	2.5%
Australia	1.1%
Other Countries	6.0%
Composition including fixed income credit
quality
AAA	3.6%
AA	6.5%
A	25.6%
BBB	12.8%
BB	2.1%
U.S. Government	42.2%
Federal Agencies	0.5%
Not Rated	4.1%
Money Market Funds	2.6%
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.

Credit Ratings Selection [Text Block]
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.

C000007237 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Corporate Bond Portfolio
Class Name	Initial Class
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about MFS Corporate Bond Portfolio for the period of January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at insurancefunds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	insurancefunds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Initial Class	$65	0.63%

Expenses Paid, Amount	$ 65
Expense Ratio, Percent	0.63%
Factors Affecting Performance [Text Block]
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended December 31, 2025, Initial Class shares of the MFS Corporate Bond Portfolio (fund) provided a total return of 7.56%, at net asset value. This compares with a return of 7.30% for the fund’s benchmark, the Bloomberg U.S. Aggregate Bond Index. The fund's other benchmark, the Bloomberg U.S. Credit Index, generated a return of 7.83%.
  Global equity markets reached record levels during the period, withstanding considerable volatility amid tariffs, geopolitical conflict and high levels of uncertainty. In the US, a pro-growth tax and spending bill was signed into law, while in Europe, renewed focus on defense and infrastructure spending brightened the outlook. In Japan, the election of a pro-growth prime minister sent stocks to new highs. Optimism over artificial intelligence remained quite high.
  Considerable progress was made in trade talks between the US and many major trading partners, with a fragile truce between the US and China extended through late 2026. US tariffs remained high on goods from countries such as India and Brazil.
  Moderating inflation pressures allowed many global central banks to ease monetary policy during the period. Amid a difficult policymaking environment and slower job growth, the Federal Reserve resumed easing policy in September.
  In fixed income markets, global bond yields peaked in mid-January, then gradually declined, ending the reporting period lower than at the start of the period, while experiencing waves of volatility in between. Credit spreads remained tight and near historical lows, despite a brief widening in April and May due to tariff concerns. US bond market volatility, as measured by the Merrill Lynch Option Volatility Estimate (MOVE) Index, ended near session lows after rising around the time of the US presidential election and the start of the trade war.
  Top contributors to performance relative to the Bloomberg U.S. Credit Index:
    From a quality perspective, the fund's exposure to BB-rated bonds, for which the benchmark has no exposure, helped relative performance. Additionally, the fund's overweight exposure and security selection within BBB-rated bonds also supported relative returns.
    From a sector perspective, bond selection within the communications sector aided relative results.
  Top detractors from performance relative to the Bloomberg U.S. Credit Index:
    From a sector perspective, bond selection within the consumer non-cyclicals sector dampened relative returns. The fund's overweight exposure to the energy sector further weakened relative results.
    From a quality perspective, an underweight allocation to A-rated bonds held back relative performance.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below also do not reflect the deduction of expenses associated with variable products, such as mortality and expense risk charges, separate account charges, and sales charges imposed by the insurance company separate accounts through which the fund is offered. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Initial Class over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests.

Average Annual Return [Table Text Block]
Average Annual Total Returns through 12/31/25
This table shows the average annual total returns of the class of shares noted for the periods shown. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests, over the same periods.
Share Class	1-yr	5-yr	10-yr
Initial Class	7.56%	(0.06)%	3.32%
Comparative Benchmark(s)
Bloomberg U.S. Aggregate Bond Index ∆	7.30%	(0.36)%	2.01%
Bloomberg U.S. Credit Index ∆	7.83%	(0.05)%	3.15%
∆	Source: FactSet Research Systems Inc.

No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit mfs.com/perf/ic for more recent performance information.
Net Assets	$ 129,825,675
Holdings Count | Holding	401
Advisory Fees Paid, Amount	$ 781,907	[3]
Investment Company Portfolio Turnover	39.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 12/31/25
Net Assets ($):	129,825,675	Average Effective Maturity (yrs):	9.3
Total Number of Holdings:	401	Average Effective Duration (yrs):	6.7
Total Management Fee ($)#:	781,907
Portfolio Turnover Rate (%):	39
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 12/31/25)
Portfolio structure
Fixed Income	98.6%
Money Market Funds	1.4%
Issuer country weightings
United States	70.0%
Canada	3.8%
Australia	3.7%
United Kingdom	3.3%
Ireland	2.8%
Japan	2.3%
Switzerland	1.7%
Germany	1.4%
Mexico	1.4%
Other Countries	9.6%
Composition including fixed income credit
quality
AAA	3.7%
AA	3.4%
A	30.9%
BBB	50.2%
BB	6.0%
B	2.5%
U.S. Government	1.9%
Not Rated	0.0%
Money Market Funds	1.4%
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.

Credit Ratings Selection [Text Block]
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.

C000007243 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® International Growth Portfolio
Class Name	Initial Class
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about MFS International Growth Portfolio for the period of January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at insurancefunds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	insurancefunds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Initial Class	$97	0.88%

Expenses Paid, Amount	$ 97
Expense Ratio, Percent	0.88%
Factors Affecting Performance [Text Block]
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended December 31, 2025, Initial Class shares of the MFS International Growth Portfolio (fund) provided a total return of 21.12%, at net asset value. This compares with a return of 32.39% for the fund’s benchmark, the MSCI All Country World (ex-US) Index (net div). The fund's other benchmark, the MSCI All Country World (ex-US) Growth Index (net div), generated a return of 25.65%.
  Global equity markets reached record levels during the period, withstanding considerable volatility amid tariffs, geopolitical conflict and high levels of uncertainty. In the US, a pro-growth tax and spending bill was signed into law, while in Europe, renewed focus on defense and infrastructure spending brightened the outlook. In Japan, the election of a pro-growth prime minister sent stocks to new highs. Optimism over artificial intelligence remained quite high.
  Considerable progress was made in trade talks between the US and many major trading partners, with a fragile truce between the US and China extended through late 2026. US tariffs remained high on goods from countries such as India and Brazil.
  Moderating inflation pressures allowed many global central banks to ease monetary policy during the period. Amid a difficult policymaking environment and slower job growth, the Federal Reserve resumed easing policy in September.
  In fixed income markets, global bond yields peaked in mid-January, then gradually declined, ending the reporting period lower than at the start of the period, while experiencing waves of volatility in between. Credit spreads remained tight and near historical lows, despite a brief widening in April and May due to tariff concerns. US bond market volatility, as measured by the Merrill Lynch Option Volatility Estimate (MOVE) Index, ended near session lows after rising around the time of the US presidential election and the start of the trade war.
  Top contributors to performance relative to the MSCI All Country World (ex-US) Growth Index:
    Security selection within both the health care and financials sectors benefited relative performance.
    During the reporting period, the fund's relative currency exposure, resulting primarily from differences between the fund's and the benchmark's exposures to holdings of securities denominated in foreign currencies, was another contributor to relative performance.
  Top detractors from performance relative to the MSCI All Country World (ex-US) Growth Index:
    Security selection and an underweight position in the information technology sector detracted from relative performance.
    Security selection within the industrials sector further weakened relative results.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below also do not reflect the deduction of expenses associated with variable products, such as mortality and expense risk charges, separate account charges, and sales charges imposed by the insurance company separate accounts through which the fund is offered. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Initial Class over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests.

Average Annual Return [Table Text Block]
Average Annual Total Returns through 12/31/25
This table shows the average annual total returns of the class of shares noted for the periods shown. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests, over the same periods.
Share Class	1-yr	5-yr	10-yr
Initial Class	21.12%	7.07%	9.88%
Comparative Benchmark(s)
MSCI All Country World (ex-US) Index (net div) ∆	32.39%	7.91%	8.41%
MSCI All Country World (ex-US) Growth Index (net div) ∆	25.65%	4.01%	7.92%
∆	Source: FactSet Research Systems Inc.

No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit mfs.com/perf/ic for more recent performance information.
Net Assets	$ 361,334,994
Holdings Count | Holding	89
Advisory Fees Paid, Amount	$ 2,846,917	[4]
Investment Company Portfolio Turnover	19.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 12/31/25
Net Assets ($):	361,334,994	Total Management Fee ($)#:	2,846,917
Total Number of Holdings:	89	Portfolio Turnover Rate (%):	19
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 12/31/25)
Portfolio structure
Equities	98.1%
Money Market Funds	1.9%
Top ten holdings
Taiwan Semiconductor Manufacturing Co. Ltd.	4.9%
Schneider Electric SE	3.6%
Roche Holding AG	3.3%
SAP SE	3.0%
Nestle S.A.	3.0%
AstraZeneca PLC	2.8%
AIA Group Ltd.	2.7%
Tencent Holdings Ltd.	2.4%
LVMH Moet Hennessy Louis Vuitton SE	2.4%
Agnico Eagle Mines Ltd.	2.3%
Issuer country weightings
France	12.2%
United Kingdom	12.1%
Germany	9.3%
Japan	9.1%
Canada	7.9%
Switzerland	7.3%
Taiwan	6.1%
United States	5.0%
China	4.3%
Other Countries	26.7%

Largest Holdings [Text Block]
Top ten holdings
Taiwan Semiconductor Manufacturing Co. Ltd.	4.9%
Schneider Electric SE	3.6%
Roche Holding AG	3.3%
SAP SE	3.0%
Nestle S.A.	3.0%
AstraZeneca PLC	2.8%
AIA Group Ltd.	2.7%
Tencent Holdings Ltd.	2.4%
LVMH Moet Hennessy Louis Vuitton SE	2.4%
Agnico Eagle Mines Ltd.	2.3%

C000007244 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® International Growth Portfolio
Class Name	Service Class
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about MFS International Growth Portfolio for the period of January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at insurancefunds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	insurancefunds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$125	1.13%

Expenses Paid, Amount	$ 125
Expense Ratio, Percent	1.13%
Factors Affecting Performance [Text Block]
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended December 31, 2025, Service Class shares of the MFS International Growth Portfolio (fund) provided a total return of 20.81%, at net asset value. This compares with a return of 32.39% for the fund’s benchmark, the MSCI All Country World (ex-US) Index (net div). The fund's other benchmark, the MSCI All Country World (ex-US) Growth Index (net div), generated a return of 25.65%.
  Global equity markets reached record levels during the period, withstanding considerable volatility amid tariffs, geopolitical conflict and high levels of uncertainty. In the US, a pro-growth tax and spending bill was signed into law, while in Europe, renewed focus on defense and infrastructure spending brightened the outlook. In Japan, the election of a pro-growth prime minister sent stocks to new highs. Optimism over artificial intelligence remained quite high.
  Considerable progress was made in trade talks between the US and many major trading partners, with a fragile truce between the US and China extended through late 2026. US tariffs remained high on goods from countries such as India and Brazil.
  Moderating inflation pressures allowed many global central banks to ease monetary policy during the period. Amid a difficult policymaking environment and slower job growth, the Federal Reserve resumed easing policy in September.
  In fixed income markets, global bond yields peaked in mid-January, then gradually declined, ending the reporting period lower than at the start of the period, while experiencing waves of volatility in between. Credit spreads remained tight and near historical lows, despite a brief widening in April and May due to tariff concerns. US bond market volatility, as measured by the Merrill Lynch Option Volatility Estimate (MOVE) Index, ended near session lows after rising around the time of the US presidential election and the start of the trade war.
  Top contributors to performance relative to the MSCI All Country World (ex-US) Growth Index:
    Security selection within both the health care and financials sectors benefited relative performance.
    During the reporting period, the fund's relative currency exposure, resulting primarily from differences between the fund's and the benchmark's exposures to holdings of securities denominated in foreign currencies, was another contributor to relative performance.
  Top detractors from performance relative to the MSCI All Country World (ex-US) Growth Index:
    Security selection and an underweight position in the information technology sector detracted from relative performance.
    Security selection within the industrials sector further weakened relative results.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below also do not reflect the deduction of expenses associated with variable products, such as mortality and expense risk charges, separate account charges, and sales charges imposed by the insurance company separate accounts through which the fund is offered. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Service Class over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests.

Average Annual Return [Table Text Block]
Average Annual Total Returns through 12/31/25
This table shows the average annual total returns of the class of shares noted for the periods shown. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests, over the same periods.
Share Class	1-yr	5-yr	10-yr
Service Class	20.81%	6.80%	9.60%
Comparative Benchmark(s)
MSCI All Country World (ex-US) Index (net div) ∆	32.39%	7.91%	8.41%
MSCI All Country World (ex-US) Growth Index (net div) ∆	25.65%	4.01%	7.92%
∆	Source: FactSet Research Systems Inc.

No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit mfs.com/perf/sc for more recent performance information.
Net Assets	$ 361,334,994
Holdings Count | Holding	89
Advisory Fees Paid, Amount	$ 2,846,917	[5]
Investment Company Portfolio Turnover	19.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 12/31/25
Net Assets ($):	361,334,994	Total Management Fee ($)#:	2,846,917
Total Number of Holdings:	89	Portfolio Turnover Rate (%):	19
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 12/31/25)
Portfolio structure
Equities	98.1%
Money Market Funds	1.9%
Top ten holdings
Taiwan Semiconductor Manufacturing Co. Ltd.	4.9%
Schneider Electric SE	3.6%
Roche Holding AG	3.3%
SAP SE	3.0%
Nestle S.A.	3.0%
AstraZeneca PLC	2.8%
AIA Group Ltd.	2.7%
Tencent Holdings Ltd.	2.4%
LVMH Moet Hennessy Louis Vuitton SE	2.4%
Agnico Eagle Mines Ltd.	2.3%
Issuer country weightings
France	12.2%
United Kingdom	12.1%
Germany	9.3%
Japan	9.1%
Canada	7.9%
Switzerland	7.3%
Taiwan	6.1%
United States	5.0%
China	4.3%
Other Countries	26.7%

Largest Holdings [Text Block]
Top ten holdings
Taiwan Semiconductor Manufacturing Co. Ltd.	4.9%
Schneider Electric SE	3.6%
Roche Holding AG	3.3%
SAP SE	3.0%
Nestle S.A.	3.0%
AstraZeneca PLC	2.8%
AIA Group Ltd.	2.7%
Tencent Holdings Ltd.	2.4%
LVMH Moet Hennessy Louis Vuitton SE	2.4%
Agnico Eagle Mines Ltd.	2.3%

C000007238 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Corporate Bond Portfolio
Class Name	Service Class
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about MFS Corporate Bond Portfolio for the period of January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at insurancefunds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	insurancefunds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$91	0.88%

Expenses Paid, Amount	$ 91
Expense Ratio, Percent	0.88%
Factors Affecting Performance [Text Block]
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended December 31, 2025, Service Class shares of the MFS Corporate Bond Portfolio (fund) provided a total return of 7.30%, at net asset value. This compares with a return of 7.30% for the fund’s benchmark, the Bloomberg U.S. Aggregate Bond Index. The fund's other benchmark, the Bloomberg U.S. Credit Index, generated a return of 7.83%.
  Global equity markets reached record levels during the period, withstanding considerable volatility amid tariffs, geopolitical conflict and high levels of uncertainty. In the US, a pro-growth tax and spending bill was signed into law, while in Europe, renewed focus on defense and infrastructure spending brightened the outlook. In Japan, the election of a pro-growth prime minister sent stocks to new highs. Optimism over artificial intelligence remained quite high.
  Considerable progress was made in trade talks between the US and many major trading partners, with a fragile truce between the US and China extended through late 2026. US tariffs remained high on goods from countries such as India and Brazil.
  Moderating inflation pressures allowed many global central banks to ease monetary policy during the period. Amid a difficult policymaking environment and slower job growth, the Federal Reserve resumed easing policy in September.
  In fixed income markets, global bond yields peaked in mid-January, then gradually declined, ending the reporting period lower than at the start of the period, while experiencing waves of volatility in between. Credit spreads remained tight and near historical lows, despite a brief widening in April and May due to tariff concerns. US bond market volatility, as measured by the Merrill Lynch Option Volatility Estimate (MOVE) Index, ended near session lows after rising around the time of the US presidential election and the start of the trade war.
  Top contributors to performance relative to the Bloomberg U.S. Credit Index:
    From a quality perspective, the fund's exposure to BB-rated bonds, for which the benchmark has no exposure, helped relative performance. Additionally, the fund's overweight exposure and security selection within BBB-rated bonds also supported relative returns.
    From a sector perspective, bond selection within the communications sector aided relative results.
  Top detractors from performance relative to the Bloomberg U.S. Credit Index:
    From a sector perspective, bond selection within the consumer non-cyclicals sector dampened relative returns. The fund's overweight exposure to the energy sector further weakened relative results.
    From a quality perspective, an underweight allocation to A-rated bonds held back relative performance.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below also do not reflect the deduction of expenses associated with variable products, such as mortality and expense risk charges, separate account charges, and sales charges imposed by the insurance company separate accounts through which the fund is offered. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Service Class over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests.

Average Annual Return [Table Text Block]
Average Annual Total Returns through 12/31/25
This table shows the average annual total returns of the class of shares noted for the periods shown. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests, over the same periods.
Share Class	1-yr	5-yr	10-yr
Service Class	7.30%	(0.32)%	3.06%
Comparative Benchmark(s)
Bloomberg U.S. Aggregate Bond Index ∆	7.30%	(0.36)%	2.01%
Bloomberg U.S. Credit Index ∆	7.83%	(0.05)%	3.15%
∆	Source: FactSet Research Systems Inc.

No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit mfs.com/perf/sc for more recent performance information.
Net Assets	$ 129,825,675
Holdings Count | Holding	401
Advisory Fees Paid, Amount	$ 781,907	[6]
Investment Company Portfolio Turnover	39.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 12/31/25
Net Assets ($):	129,825,675	Average Effective Maturity (yrs):	9.3
Total Number of Holdings:	401	Average Effective Duration (yrs):	6.7
Total Management Fee ($)#:	781,907
Portfolio Turnover Rate (%):	39
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 12/31/25)
Portfolio structure
Fixed Income	98.6%
Money Market Funds	1.4%
Issuer country weightings
United States	70.0%
Canada	3.8%
Australia	3.7%
United Kingdom	3.3%
Ireland	2.8%
Japan	2.3%
Switzerland	1.7%
Germany	1.4%
Mexico	1.4%
Other Countries	9.6%
Composition including fixed income credit
quality
AAA	3.7%
AA	3.4%
A	30.9%
BBB	50.2%
BB	6.0%
B	2.5%
U.S. Government	1.9%
Not Rated	0.0%
Money Market Funds	1.4%
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.

Credit Ratings Selection [Text Block]
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.

C000007245 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® International Intrinsic Value Portfolio
Class Name	Initial Class
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about MFS International Intrinsic Value Portfolio for the period of January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at insurancefunds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Material Fund Change Notice [Text Block]	This report describes planned changes to the Fund since January 1, 2025 .
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	insurancefunds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Initial Class	$104	0.89%

Expenses Paid, Amount	$ 104
Expense Ratio, Percent	0.89%
Factors Affecting Performance [Text Block]
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended December 31, 2025, Initial Class shares of the MFS International Intrinsic Value Portfolio (fund) provided a total return of 33.26%, at net asset value. This compares with a return of 31.22% for the fund’s benchmark, the MSCI EAFE (Europe, Australasia, Far East) Index (net div).
  Global equity markets reached record levels during the period, withstanding considerable volatility amid tariffs, geopolitical conflict and high levels of uncertainty. In the US, a pro-growth tax and spending bill was signed into law, while in Europe, renewed focus on defense and infrastructure spending brightened the outlook. In Japan, the election of a pro-growth prime minister sent stocks to new highs. Optimism over artificial intelligence remained quite high.
  Considerable progress was made in trade talks between the US and many major trading partners, with a fragile truce between the US and China extended through late 2026. US tariffs remained high on goods from countries such as India and Brazil.
  Moderating inflation pressures allowed many global central banks to ease monetary policy during the period. Amid a difficult policymaking environment and slower job growth, the Federal Reserve resumed easing policy in September.
  In fixed income markets, global bond yields peaked in mid-January, then gradually declined, ending the reporting period lower than at the start of the period, while experiencing waves of volatility in between. Credit spreads remained tight and near historical lows, despite a brief widening in April and May due to tariff concerns. US bond market volatility, as measured by the Merrill Lynch Option Volatility Estimate (MOVE) Index, ended near session lows after rising around the time of the US presidential election and the start of the trade war.
  Top contributors to performance relative to the MSCI EAFE Index:
    Security selection within the materials, financials, and health care sectors aided relative performance.
    The fund's underweight position in the consumer discretionary sector also benefited relative results.
  Top detractors from performance relative to the MSCI EAFE Index:
    Security selection within the consumer staples sector held back relative performance. Not owning any stocks within the utilities sector, and the fund's overweight position in the information technology sector, also weakened relative returns.
    The fund’s cash and/or cash equivalents position during the period detracted from relative performance. Under normal market conditions, the fund strives to be fully invested and generally holds cash to buy new holdings and to provide liquidity. In a period when markets rose, as measured by the fund's benchmark, holding cash hurt performance versus the benchmark, which has no cash position.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below also do not reflect the deduction of expenses associated with variable products, such as mortality and expense risk charges, separate account charges, and sales charges imposed by the insurance company separate accounts through which the fund is offered. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Initial Class over a ten year period or since inception, if shorter, in comparison to a broad measure of market performance.

Average Annual Return [Table Text Block]
Average Annual Total Returns through 12/31/25
This table shows the average annual total returns of the class of shares noted for the periods shown. It also shows the average annual total returns of a broad measure of market performance over the same periods.
Share Class	1-yr	5-yr	10-yr
Initial Class	33.26%	7.28%	9.95%
Comparative Benchmark(s)
MSCI EAFE (Europe, Australasia, Far East) Index (net div) ∆	31.22%	8.92%	8.18%
∆	Source: FactSet Research Systems Inc.

No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Material Change Date	Apr. 30, 2026
Updated Performance Information Location [Text Block]	Visit mfs.com/perf/ic for more recent performance information.
Net Assets	$ 1,539,716,259
Holdings Count | Holding	88
Advisory Fees Paid, Amount	$ 12,461,665	[7]
Investment Company Portfolio Turnover	18.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 12/31/25
Net Assets ($):	1,539,716,259	Total Management Fee ($)#:	12,461,665
Total Number of Holdings:	88	Portfolio Turnover Rate (%):	18
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 12/31/25)
Portfolio structure
Equities	98.3%
Money Market Funds	1.7%
Top ten holdings
Franco-Nevada Corp.	3.7%
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	3.3%
NatWest Group PLC	2.9%
Schneider Electric SE	2.8%
Legrand S.A.	2.7%
CaixaBank S.A.	2.6%
TotalEnergies SE	2.6%
Deutsche Boerse AG	2.2%
AIB Group PLC	2.2%
Resona Holdings, Inc.	2.2%
Issuer country weightings
United Kingdom	16.5%
France	15.6%
Japan	12.2%
Switzerland	9.5%
United States	7.6%
Canada	7.5%
Germany	7.0%
Ireland	5.7%
Spain	3.9%
Other Countries	14.5%

Largest Holdings [Text Block]
Top ten holdings
Franco-Nevada Corp.	3.7%
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	3.3%
NatWest Group PLC	2.9%
Schneider Electric SE	2.8%
Legrand S.A.	2.7%
CaixaBank S.A.	2.6%
TotalEnergies SE	2.6%
Deutsche Boerse AG	2.2%
AIB Group PLC	2.2%
Resona Holdings, Inc.	2.2%

Material Fund Change [Text Block]
MATERIAL FUND CHANGES
This is a summary of certain changes to the fund since January 1, 2025. For more complete information, you may review the fund's prospectus, as supplemented from time to time, at insurancefunds.mfs.com or upon request at 1‑800‑225‑2606.
Effective April 30, 2026, the MFS International Intrinsic Value Portfolio will be renamed the MFS International Intrinsic Equity Portfolio. In connection with the name change, the fund will adopt a policy to invest at least 80% of its assets in equity securities.

Material Fund Change Name [Text Block]
Effective April 30, 2026, the MFS International Intrinsic Value Portfolio will be renamed the MFS International Intrinsic Equity Portfolio. In connection with the name change, the fund will adopt a policy to invest at least 80% of its assets in equity securities.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the fund since January 1, 2025. For more complete information, you may review the fund's prospectus, as supplemented from time to time, at insurancefunds.mfs.com or upon request at 1‑800‑225‑2606.

Updated Prospectus Phone Number	1‑800‑225‑2606
Updated Prospectus Web Address	insurancefunds.mfs.com
C000007246 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® International Intrinsic Value Portfolio
Class Name	Service Class
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about MFS International Intrinsic Value Portfolio for the period of January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at insurancefunds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Material Fund Change Notice [Text Block]	This report describes planned changes to the Fund since January 1, 2025 .
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	insurancefunds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$133	1.14%

Expenses Paid, Amount	$ 133
Expense Ratio, Percent	1.14%
Factors Affecting Performance [Text Block]
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended December 31, 2025, Service Class shares of the MFS International Intrinsic Value Portfolio (fund) provided a total return of 32.96%, at net asset value. This compares with a return of 31.22% for the fund’s benchmark, the MSCI EAFE (Europe, Australasia, Far East) Index (net div).
  Global equity markets reached record levels during the period, withstanding considerable volatility amid tariffs, geopolitical conflict and high levels of uncertainty. In the US, a pro-growth tax and spending bill was signed into law, while in Europe, renewed focus on defense and infrastructure spending brightened the outlook. In Japan, the election of a pro-growth prime minister sent stocks to new highs. Optimism over artificial intelligence remained quite high.
  Considerable progress was made in trade talks between the US and many major trading partners, with a fragile truce between the US and China extended through late 2026. US tariffs remained high on goods from countries such as India and Brazil.
  Moderating inflation pressures allowed many global central banks to ease monetary policy during the period. Amid a difficult policymaking environment and slower job growth, the Federal Reserve resumed easing policy in September.
  In fixed income markets, global bond yields peaked in mid-January, then gradually declined, ending the reporting period lower than at the start of the period, while experiencing waves of volatility in between. Credit spreads remained tight and near historical lows, despite a brief widening in April and May due to tariff concerns. US bond market volatility, as measured by the Merrill Lynch Option Volatility Estimate (MOVE) Index, ended near session lows after rising around the time of the US presidential election and the start of the trade war.
  Top contributors to performance relative to the MSCI EAFE Index:
    Security selection within the materials, financials, and health care sectors aided relative performance.
    The fund's underweight position in the consumer discretionary sector also benefited relative results.
  Top detractors from performance relative to the MSCI EAFE Index:
    Security selection within the consumer staples sector held back relative performance. Not owning any stocks within the utilities sector, and the fund's overweight position in the information technology sector, also weakened relative returns.
    The fund’s cash and/or cash equivalents position during the period detracted from relative performance. Under normal market conditions, the fund strives to be fully invested and generally holds cash to buy new holdings and to provide liquidity. In a period when markets rose, as measured by the fund's benchmark, holding cash hurt performance versus the benchmark, which has no cash position.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below also do not reflect the deduction of expenses associated with variable products, such as mortality and expense risk charges, separate account charges, and sales charges imposed by the insurance company separate accounts through which the fund is offered. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Service Class over a ten year period or since inception, if shorter, in comparison to a broad measure of market performance.

Average Annual Return [Table Text Block]
Average Annual Total Returns through 12/31/25
This table shows the average annual total returns of the class of shares noted for the periods shown. It also shows the average annual total returns of a broad measure of market performance over the same periods.
Share Class	1-yr	5-yr	10-yr
Service Class	32.96%	7.02%	9.68%
Comparative Benchmark(s)
MSCI EAFE (Europe, Australasia, Far East) Index (net div) ∆	31.22%	8.92%	8.18%
∆	Source: FactSet Research Systems Inc.

No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Material Change Date	Apr. 30, 2026
Updated Performance Information Location [Text Block]	Visit mfs.com/perf/sc for more recent performance information.
Net Assets	$ 1,539,716,259
Holdings Count | Holding	88
Advisory Fees Paid, Amount	$ 12,461,665	[8]
Investment Company Portfolio Turnover	18.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 12/31/25
Net Assets ($):	1,539,716,259	Total Management Fee ($)#:	12,461,665
Total Number of Holdings:	88	Portfolio Turnover Rate (%):	18
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 12/31/25)
Portfolio structure
Equities	98.3%
Money Market Funds	1.7%
Top ten holdings
Franco-Nevada Corp.	3.7%
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	3.3%
NatWest Group PLC	2.9%
Schneider Electric SE	2.8%
Legrand S.A.	2.7%
CaixaBank S.A.	2.6%
TotalEnergies SE	2.6%
Deutsche Boerse AG	2.2%
AIB Group PLC	2.2%
Resona Holdings, Inc.	2.2%
Issuer country weightings
United Kingdom	16.5%
France	15.6%
Japan	12.2%
Switzerland	9.5%
United States	7.6%
Canada	7.5%
Germany	7.0%
Ireland	5.7%
Spain	3.9%
Other Countries	14.5%

Largest Holdings [Text Block]
Top ten holdings
Franco-Nevada Corp.	3.7%
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	3.3%
NatWest Group PLC	2.9%
Schneider Electric SE	2.8%
Legrand S.A.	2.7%
CaixaBank S.A.	2.6%
TotalEnergies SE	2.6%
Deutsche Boerse AG	2.2%
AIB Group PLC	2.2%
Resona Holdings, Inc.	2.2%

Material Fund Change [Text Block]
MATERIAL FUND CHANGES
This is a summary of certain changes to the fund since January 1, 2025. For more complete information, you may review the fund's prospectus, as supplemented from time to time, at insurancefunds.mfs.com or upon request at 1‑800‑225‑2606.
Effective April 30, 2026, the MFS International Intrinsic Value Portfolio will be renamed the MFS International Intrinsic Equity Portfolio. In connection with the name change, the fund will adopt a policy to invest at least 80% of its assets in equity securities.

Material Fund Change Name [Text Block]
Effective April 30, 2026, the MFS International Intrinsic Value Portfolio will be renamed the MFS International Intrinsic Equity Portfolio. In connection with the name change, the fund will adopt a policy to invest at least 80% of its assets in equity securities.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the fund since January 1, 2025. For more complete information, you may review the fund's prospectus, as supplemented from time to time, at insurancefunds.mfs.com or upon request at 1‑800‑225‑2606.

Updated Prospectus Phone Number	1‑800‑225‑2606
Updated Prospectus Web Address	insurancefunds.mfs.com
C000007256 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® U.S. GovernmentMoney Market Portfolio
Class Name	Service Class
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about MFS U.S. Government Money Market Portfolio for the period of January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at insurancefunds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	insurancefunds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$46	0.45%

Expenses Paid, Amount	$ 46
Expense Ratio, Percent	0.45%
Net Assets	$ 260,464,583
Holdings Count | Holding	24
Advisory Fees Paid, Amount	$ 1,032,937	[9]
Additional Fund Statistics [Text Block]	FUND STATISTICS AS OF 12/31/25
Net Assets ($):	260,464,583	Total Management Fee ($)#:	$1,032,937
Total Number of Holdings:	24
# Includes the effect of any management fee waivers, if applicable.
Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 12/31/25)
Portfolio structure
U.S. Treasury and U.S. Government Agency Securities and Equivalents	63.3%
Repurchase Agreements, collateralized by U.S. Treasury and/or U.S. Government Agency Securities	36.7%
Composition including fixed income credit
quality
A-1+	39.4%
A-1	23.9%
Maturity breakdown
0 - 7 days	40.4%
8 - 29 days	13.9%
30 - 59 days	19.7%
60 - 89 days	17.3%
90 - 365 days	8.7%
Ratings are assigned to portfolio securities utilizing ratings from Moody’s, Fitch, and Standard & Poor’s rating agencies and applying the following hierarchy: If all three agencies provide a rating, the middle rating (after dropping the highest and lowest ratings) is assigned; if two of the three agencies rate a security, the lower of the two is assigned. Ratings are shown in the S&P scale. All ratings are subject to change. The fund did not hold unrated securities. The fund is not rated by these agencies.

Credit Ratings Selection [Text Block]
Ratings are assigned to portfolio securities utilizing ratings from Moody’s, Fitch, and Standard & Poor’s rating agencies and applying the following hierarchy: If all three agencies provide a rating, the middle rating (after dropping the highest and lowest ratings) is assigned; if two of the three agencies rate a security, the lower of the two is assigned. Ratings are shown in the S&P scale. All ratings are subject to change. The fund did not hold unrated securities. The fund is not rated by these agencies.

C000007255 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® U.S. GovernmentMoney Market Portfolio
Class Name	Initial Class
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about MFS U.S. Government Money Market Portfolio for the period of January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at insurancefunds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	insurancefunds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Initial Class	$46	0.45%

Expenses Paid, Amount	$ 46
Expense Ratio, Percent	0.45%
Net Assets	$ 260,464,583
Holdings Count | Holding	24
Advisory Fees Paid, Amount	$ 1,032,937	[10]
Additional Fund Statistics [Text Block]	FUND STATISTICS AS OF 12/31/25
Net Assets ($):	260,464,583	Total Management Fee ($)#:	$1,032,937
Total Number of Holdings:	24
# Includes the effect of any management fee waivers, if applicable.
Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 12/31/25)
Portfolio structure
U.S. Treasury and U.S. Government Agency Securities and Equivalents	63.3%
Repurchase Agreements, collateralized by U.S. Treasury and/or U.S. Government Agency Securities	36.7%
Composition including fixed income credit
quality
A-1+	39.4%
A-1	23.9%
Maturity breakdown
0 - 7 days	40.4%
8 - 29 days	13.9%
30 - 59 days	19.7%
60 - 89 days	17.3%
90 - 365 days	8.7%
Ratings are assigned to portfolio securities utilizing ratings from Moody’s, Fitch, and Standard & Poor’s rating agencies and applying the following hierarchy: If all three agencies provide a rating, the middle rating (after dropping the highest and lowest ratings) is assigned; if two of the three agencies rate a security, the lower of the two is assigned. Ratings are shown in the S&P scale. All ratings are subject to change. The fund did not hold unrated securities. The fund is not rated by these agencies.

Credit Ratings Selection [Text Block]
Ratings are assigned to portfolio securities utilizing ratings from Moody’s, Fitch, and Standard & Poor’s rating agencies and applying the following hierarchy: If all three agencies provide a rating, the middle rating (after dropping the highest and lowest ratings) is assigned; if two of the three agencies rate a security, the lower of the two is assigned. Ratings are shown in the S&P scale. All ratings are subject to change. The fund did not hold unrated securities. The fund is not rated by these agencies.

C000007240 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® GovernmentSecurities Portfolio
Class Name	Service Class
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about MFS Government Securities Portfolio for the period of January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at insurancefunds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	insurancefunds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$84	0.81%

Expenses Paid, Amount	$ 84
Expense Ratio, Percent	0.81%
Factors Affecting Performance [Text Block]
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended December 31, 2025, Service Class shares of the MFS Government Securities Portfolio (fund) provided a total return of 6.63%, at net asset value. This compares with a return of 7.30% for the fund’s benchmark, the Bloomberg U.S. Aggregate Bond Index. The fund's other benchmark, the Bloomberg U.S. Government/Mortgage Index, generated a return of 7.09%.
  Global equity markets reached record levels during the period, withstanding considerable volatility amid tariffs, geopolitical conflict and high levels of uncertainty. In the US, a pro-growth tax and spending bill was signed into law, while in Europe, renewed focus on defense and infrastructure spending brightened the outlook. In Japan, the election of a pro-growth prime minister sent stocks to new highs. Optimism over artificial intelligence remained quite high.
  Considerable progress was made in trade talks between the US and many major trading partners, with a fragile truce between the US and China extended through late 2026. US tariffs remained high on goods from countries such as India and Brazil.
  Moderating inflation pressures allowed many global central banks to ease monetary policy during the period. Amid a difficult policymaking environment and slower job growth, the Federal Reserve resumed easing policy in September.
  In fixed income markets, global bond yields peaked in mid-January, then gradually declined, ending the reporting period lower than at the start of the period, while experiencing waves of volatility in between. Credit spreads remained tight and near historical lows, despite a brief widening in April and May due to tariff concerns. US bond market volatility, as measured by the Merrill Lynch Option Volatility Estimate (MOVE) Index, ended near session lows after rising around the time of the US presidential election and the start of the trade war.
  Top contributors to performance relative to the Bloomberg U.S. Government/Mortgage Index:
    The fund's underweight allocation to the treasury sector supported relative performance. Yield curve positioning, particularly the funds greater exposure to 2 and 5 year maturities also supported relative results.
    The fund's exposure to both the collateralized loan obligations (CLO) and collateralized mortgage obligations (CMO) sectors, for which the benchmark has no exposure, also benefited relative returns.
  Top detractors from performance relative to the Bloomberg U.S. Government/Mortgage Index:
    During the reporting period, the fund’s cash position weakened relative performance.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below also do not reflect the deduction of expenses associated with variable products, such as mortality and expense risk charges, separate account charges, and sales charges imposed by the insurance company separate accounts through which the fund is offered. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Service Class over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests.

Average Annual Return [Table Text Block]
Average Annual Total Returns through 12/31/25
This table shows the average annual total returns of the class of shares noted for the periods shown. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests, over the same periods.
Share Class	1-yr	5-yr	10-yr
Service Class	6.63%	(0.94)%	1.03%
Comparative Benchmark(s)
Bloomberg U.S. Aggregate Bond Index ∆	7.30%	(0.36)%	2.01%
Bloomberg U.S. Government/Mortgage Index ∆	7.09%	(0.53)%	1.46%
∆	Source: FactSet Research Systems Inc.

No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit mfs.com/perf/sc for more recent performance information.
Net Assets	$ 266,101,466
Holdings Count | Holding	541
Advisory Fees Paid, Amount	$ 1,443,240	[11]
Investment Company Portfolio Turnover	101.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 12/31/25
Net Assets ($):	266,101,466	Average Effective Maturity (yrs):	7.1
Total Number of Holdings:	541	Average Effective Duration (yrs):	5.9
Total Management Fee ($)#:	1,443,240
Portfolio Turnover Rate (%):	101
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 12/31/25)
Portfolio structure
Fixed Income	85.6%
Money Market Funds	14.4%
Purchased Options	0.0%
Composition including fixed income credit
quality
AAA	3.8%
AA	1.6%
A	0.4%
U.S. Government	30.0%
Federal Agencies	49.8%
Not Rated	0.0%
Money Market Funds	14.4%
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.

Credit Ratings Selection [Text Block]
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.

C000007292 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Global Tactical Allocation Portfolio
Class Name	Service Class
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about MFS Global Tactical Allocation Portfolio for the period of January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at insurancefunds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	insurancefunds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$111	1.03%

Expenses Paid, Amount	$ 111
Expense Ratio, Percent	1.03%
Factors Affecting Performance [Text Block]
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended December 31, 2025, Service Class shares of the MFS Global Tactical Allocation Portfolio (fund) provided a total return of 15.21%, at net asset value. This compares with a return of 8.17% for the fund’s benchmark, the Bloomberg Global Aggregate Index. The fund's other benchmark, the MFS Global Tactical Allocation Blended Index (Blended Index), generated a return of 10.78%. The Blended Index reflects the blended returns of broad asset class indices, with percentage allocations to each index designed to resemble the broad asset class allocations of the fund. The market indices and related percentage allocations used to compile the Blended Index are set forth under Fund Performance.
  The fund’s investment objective is to seek total return. MFS seeks to achieve the fund’s objective by generating returns from a combination of (1) individual security selection of a combination of debt instruments and equity securities and (2) a tactical asset allocation overlay primarily using derivative instruments to manage the fund’s exposure to asset classes (e.g. equity and fixed income), markets (e.g. U.S. and foreign countries), and currencies (e.g. U.S. dollar and Japanese yen). Derivatives include futures, forward contracts, options, swaps and certain complex structured securities.
  Global equity markets reached record levels during the period, withstanding considerable volatility amid tariffs, geopolitical conflict and high levels of uncertainty. In the US, a pro-growth tax and spending bill was signed into law, while in Europe, renewed focus on defense and infrastructure spending brightened the outlook. In Japan, the election of a pro-growth prime minister sent stocks to new highs. Optimism over artificial intelligence remained quite high.
  Considerable progress was made in trade talks between the US and many major trading partners, with a fragile truce between the US and China extended through late 2026. US tariffs remained high on goods from countries such as India and Brazil.
  Moderating inflation pressures allowed many global central banks to ease monetary policy during the period. Amid a difficult policymaking environment and slower job growth, the Federal Reserve resumed easing policy in September.
  In fixed income markets, global bond yields peaked in mid-January, then gradually declined, ending the reporting period lower than at the start of the period, while experiencing waves of volatility in between. Credit spreads remained tight and near historical lows, despite a brief widening in April and May due to tariff concerns. US bond market volatility, as measured by the Merrill Lynch Option Volatility Estimate (MOVE) Index, ended near session lows after rising around the time of the US presidential election and the start of the trade war.
  Top contributors to performance relative to the MFS Global Tactical Allocation Blended Index:
    Within the equity portion of the fund, the combination of stock selection and an overweight position within the financials sector supported relative performance. Within the fixed income portion of the fund, an underweight allocation to the treasury sector, an overweight exposure and bond selection within both the financial institutions and industrials sectors, and an out of benchmark exposure to the Collateralized Loan Obligation (CLO) sector also benefited relative results. From a credit quality perspective, bond selection within both BBB-rated and A-rated securities aided to relative returns. The fund's yield curve positioning, particularly to the USD and South Korean won yield curves, was another area of relative strength.
    Within the fund’s tactical overlay, long exposures to both the Spanish and Italian equity markets, via holdings of equity index futures, and a short exposure to both the Indian and Swedish equity markets, contributed to relative performance. The fund's short exposure to the fixed income market of Germany, via bond futures, and a US interest rate curve steepening trade, via holdings of interest rate swaps, also supported relative returns. From a currency perspective, the fund's long exposure to both the Swedish krona and Norwegian krone further boosted relative results.
  Top detractors from performance relative to the MFS Global Tactical Allocation Blended Index:
    Within the equity portion of the fund, stock selection and an underweight position in the communication services sector held back relative performance. Within the fixed income portion of the fund, a lesser exposure to both the Chinese yuan renminbi and Swedish krona, coupled with an overweight exposure to the Japanese yen, further weighed on relative results.
    Within the fund’s tactical overlay, the fund's long exposure to the Brazilian equity market, via holdings of equity index futures, hurt relative returns. From a currency perspective, the fund's short exposure to the Swiss franc dampened relative performance.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below also do not reflect the deduction of expenses associated with variable products, such as mortality and expense risk charges, separate account charges, and sales charges imposed by the insurance company separate accounts through which the fund is offered. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Service Class over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests.

Average Annual Return [Table Text Block]
Average Annual Total Returns through 12/31/25
This table shows the average annual total returns of the class of shares noted for the periods shown. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests, over the same periods.
Share Class	1-yr	5-yr	10-yr
Service Class	15.21%	4.60%	5.40%
Comparative Benchmark(s)
Bloomberg Global Aggregate Index ∆	8.17%	(2.15)%	1.26%
MFS Global Tactical Allocation Blended Index ∆	10.78%	4.20%	5.81%
∆	Source: FactSet Research Systems Inc.

No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit mfs.com/perf/sc for more recent performance information.
Net Assets	$ 330,886,670
Holdings Count | Holding	1,079
Advisory Fees Paid, Amount	$ 2,467,550	[12]
Investment Company Portfolio Turnover	95.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 12/31/25
Net Assets ($):	330,886,670	Total Management Fee ($)#:	2,467,550
Total Number of Holdings:	1,079	Portfolio Turnover Rate (%):	95
# Includes the effect of any management fee waivers, if applicable.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL NET ASSETS AS OF 12/31/25)
Portfolio Structure		Tactical Overlay (b)
		Active Security Selection (a)	Long	Short	Net Market Exposure (c)
Fixed Income	U.S.	29.0%	23.8%	(13.5)%	39.3%
	Emerging Markets	17.5%	0.0%	0.0%	17.5%
	North America ex-U.S.	2.2%	7.2%	0.0%	9.4%
	Japan	2.6%	4.8%	0.0%	7.4%
	Europe ex-U.K.	9.1%	0.0%	(4.5)%	4.6%
	United Kingdom	3.6%	0.0%	(0.4)%	3.2%
	Supranational	2.0%	0.0%	0.0%	2.0%
	Asia/Pacific ex-Japan	(0.1)%	0.0%	(1.8)%	(1.9)%
	Total	65.9%	35.8%	(20.2)%	81.5%
Equity	Europe ex-U.K.	7.4%	3.8%	(3.2)%	8.0%
	United Kingdom	3.6%	3.8%	0.0%	7.4%
	U.S. Large Cap	9.5%	0.0%	(2.2)%	7.3%
	U.S. Small/Mid Cap	8.6%	0.0%	(3.5)%	5.1%
	Japan	2.6%	0.6%	0.0%	3.2%
	Emerging Markets	2.3%	4.3%	(3.9)%	2.7%
	North America ex-U.S.	0.6%	2.0%	0.0%	2.6%
	Asia/Pacific ex-Japan	0.7%	3.7%	(3.7)%	0.7%
	Total	35.3%	18.2%	(16.5)%	37.0%
Real Estate-related	U.S.	0.5%	0.0%	0.0%	0.5%
	Non-U.S.	0.3%	0.0%	0.0%	0.3%
	Total	0.8%	0.0%	0.0%	0.8%
Cash	Cash & Cash Equivalents (d)				3.2%
	Other (e)				(22.5)%
	Total Net Exposure Summary				100.0%
(a) Represents the actively managed portion of the portfolio and for purposes of this presentation, components include the value of securities, less any securities sold short. The bond component will include any accrued interest amounts. This also reflects the equivalent exposure of certain derivative positions. These amounts may be negative from time to time.
(b) Represents the tactical overlay portion of the portfolio which is how the fund manages its exposure to markets and currencies through the use of derivative positions. Percentages reflect the equivalent exposure of those derivative positions.
(c) For purposes of this presentation, the components include the value of securities, less any securities sold short, and reflect the impact of the equivalent exposure of all derivative positions. These amounts may be negative from time to time. The bond component will include any accrued interest amounts.
(d) Cash & Cash Equivalents includes any cash, investments in money market funds, short-term securities, and other assets less liabilities.
(e) Other includes currency derivatives and/or the offsetting of the leverage produced by derivative positions.
Portfolio Composition presents the value of securities, including equivalent exposure of derivative positions. Equivalent exposure is a reasonable approximation of the amount of the underlying asset the portfolio would have to hold to have the same price sensitivity of the derivative contract. Bonds include any accrued interest amounts.
Where the fund holds convertible bonds, they are treated as part of the equity portion of the portfolio.

Exposure Basis Explanation [Text Block]
(a) Represents the actively managed portion of the portfolio and for purposes of this presentation, components include the value of securities, less any securities sold short. The bond component will include any accrued interest amounts. This also reflects the equivalent exposure of certain derivative positions. These amounts may be negative from time to time.
(b) Represents the tactical overlay portion of the portfolio which is how the fund manages its exposure to markets and currencies through the use of derivative positions. Percentages reflect the equivalent exposure of those derivative positions.
(c) For purposes of this presentation, the components include the value of securities, less any securities sold short, and reflect the impact of the equivalent exposure of all derivative positions. These amounts may be negative from time to time. The bond component will include any accrued interest amounts.
(d) Cash & Cash Equivalents includes any cash, investments in money market funds, short-term securities, and other assets less liabilities.
(e) Other includes currency derivatives and/or the offsetting of the leverage produced by derivative positions.
Portfolio Composition presents the value of securities, including equivalent exposure of derivative positions. Equivalent exposure is a reasonable approximation of the amount of the underlying asset the portfolio would have to hold to have the same price sensitivity of the derivative contract. Bonds include any accrued interest amounts.
Where the fund holds convertible bonds, they are treated as part of the equity portion of the portfolio.

C000007291 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Global Tactical Allocation Portfolio
Class Name	Initial Class
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about MFS Global Tactical Allocation Portfolio for the period of January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at insurancefunds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	insurancefunds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Initial Class	$84	0.78%

Expenses Paid, Amount	$ 84
Expense Ratio, Percent	0.78%
Factors Affecting Performance [Text Block]
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended December 31, 2025, Initial Class shares of the MFS Global Tactical Allocation Portfolio (fund) provided a total return of 15.48%, at net asset value. This compares with a return of 8.17% for the fund’s benchmark, the Bloomberg Global Aggregate Index. The fund's other benchmark, the MFS Global Tactical Allocation Blended Index (Blended Index), generated a return of 10.78%. The Blended Index reflects the blended returns of broad asset class indices, with percentage allocations to each index designed to resemble the broad asset class allocations of the fund. The market indices and related percentage allocations used to compile the Blended Index are set forth under Fund Performance.
  The fund’s investment objective is to seek total return. MFS seeks to achieve the fund’s objective by generating returns from a combination of (1) individual security selection of a combination of debt instruments and equity securities and (2) a tactical asset allocation overlay primarily using derivative instruments to manage the fund’s exposure to asset classes (e.g. equity and fixed income), markets (e.g. U.S. and foreign countries), and currencies (e.g. U.S. dollar and Japanese yen). Derivatives include futures, forward contracts, options, swaps and certain complex structured securities.
  Global equity markets reached record levels during the period, withstanding considerable volatility amid tariffs, geopolitical conflict and high levels of uncertainty. In the US, a pro-growth tax and spending bill was signed into law, while in Europe, renewed focus on defense and infrastructure spending brightened the outlook. In Japan, the election of a pro-growth prime minister sent stocks to new highs. Optimism over artificial intelligence remained quite high.
  Considerable progress was made in trade talks between the US and many major trading partners, with a fragile truce between the US and China extended through late 2026. US tariffs remained high on goods from countries such as India and Brazil.
  Moderating inflation pressures allowed many global central banks to ease monetary policy during the period. Amid a difficult policymaking environment and slower job growth, the Federal Reserve resumed easing policy in September.
  In fixed income markets, global bond yields peaked in mid-January, then gradually declined, ending the reporting period lower than at the start of the period, while experiencing waves of volatility in between. Credit spreads remained tight and near historical lows, despite a brief widening in April and May due to tariff concerns. US bond market volatility, as measured by the Merrill Lynch Option Volatility Estimate (MOVE) Index, ended near session lows after rising around the time of the US presidential election and the start of the trade war.
  Top contributors to performance relative to the MFS Global Tactical Allocation Blended Index:
    Within the equity portion of the fund, the combination of stock selection and an overweight position within the financials sector supported relative performance. Within the fixed income portion of the fund, an underweight allocation to the treasury sector, an overweight exposure and bond selection within both the financial institutions and industrials sectors, and an out of benchmark exposure to the Collateralized Loan Obligation (CLO) sector also benefited relative results. From a credit quality perspective, bond selection within both BBB-rated and A-rated securities aided to relative returns. The fund's yield curve positioning, particularly to the USD and South Korean won yield curves, was another area of relative strength.
    Within the fund’s tactical overlay, long exposures to both the Spanish and Italian equity markets, via holdings of equity index futures, and a short exposure to both the Indian and Swedish equity markets, contributed to relative performance. The fund's short exposure to the fixed income market of Germany, via bond futures, and a US interest rate curve steepening trade, via holdings of interest rate swaps, also supported relative returns. From a currency perspective, the fund's long exposure to both the Swedish krona and Norwegian krone further boosted relative results.
  Top detractors from performance relative to the MFS Global Tactical Allocation Blended Index:
    Within the equity portion of the fund, stock selection and an underweight position in the communication services sector held back relative performance. Within the fixed income portion of the fund, a lesser exposure to both the Chinese yuan renminbi and Swedish krona, coupled with an overweight exposure to the Japanese yen, further weighed on relative results.
    Within the fund’s tactical overlay, the fund's long exposure to the Brazilian equity market, via holdings of equity index futures, hurt relative returns. From a currency perspective, the fund's short exposure to the Swiss franc dampened relative performance.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below also do not reflect the deduction of expenses associated with variable products, such as mortality and expense risk charges, separate account charges, and sales charges imposed by the insurance company separate accounts through which the fund is offered. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Initial Class over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests.

Average Annual Return [Table Text Block]
Average Annual Total Returns through 12/31/25
This table shows the average annual total returns of the class of shares noted for the periods shown. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests, over the same periods.
Share Class	1-yr	5-yr	10-yr
Initial Class	15.48%	4.86%	5.67%
Comparative Benchmark(s)
Bloomberg Global Aggregate Index ∆	8.17%	(2.15)%	1.26%
MFS Global Tactical Allocation Blended Index ∆	10.78%	4.20%	5.81%
∆	Source: FactSet Research Systems Inc.

No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit mfs.com/perf/ic for more recent performance information.
Net Assets	$ 330,886,670
Holdings Count | Holding	1,079
Advisory Fees Paid, Amount	$ 2,467,550	[13]
Investment Company Portfolio Turnover	95.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 12/31/25
Net Assets ($):	330,886,670	Total Management Fee ($)#:	2,467,550
Total Number of Holdings:	1,079	Portfolio Turnover Rate (%):	95
# Includes the effect of any management fee waivers, if applicable.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL NET ASSETS AS OF 12/31/25)
Portfolio Structure		Tactical Overlay (b)
		Active Security Selection (a)	Long	Short	Net Market Exposure (c)
Fixed Income	U.S.	29.0%	23.8%	(13.5)%	39.3%
	Emerging Markets	17.5%	0.0%	0.0%	17.5%
	North America ex-U.S.	2.2%	7.2%	0.0%	9.4%
	Japan	2.6%	4.8%	0.0%	7.4%
	Europe ex-U.K.	9.1%	0.0%	(4.5)%	4.6%
	United Kingdom	3.6%	0.0%	(0.4)%	3.2%
	Supranational	2.0%	0.0%	0.0%	2.0%
	Asia/Pacific ex-Japan	(0.1)%	0.0%	(1.8)%	(1.9)%
	Total	65.9%	35.8%	(20.2)%	81.5%
Equity	Europe ex-U.K.	7.4%	3.8%	(3.2)%	8.0%
	United Kingdom	3.6%	3.8%	0.0%	7.4%
	U.S. Large Cap	9.5%	0.0%	(2.2)%	7.3%
	U.S. Small/Mid Cap	8.6%	0.0%	(3.5)%	5.1%
	Japan	2.6%	0.6%	0.0%	3.2%
	Emerging Markets	2.3%	4.3%	(3.9)%	2.7%
	North America ex-U.S.	0.6%	2.0%	0.0%	2.6%
	Asia/Pacific ex-Japan	0.7%	3.7%	(3.7)%	0.7%
	Total	35.3%	18.2%	(16.5)%	37.0%
Real Estate-related	U.S.	0.5%	0.0%	0.0%	0.5%
	Non-U.S.	0.3%	0.0%	0.0%	0.3%
	Total	0.8%	0.0%	0.0%	0.8%
Cash	Cash & Cash Equivalents (d)				3.2%
	Other (e)				(22.5)%
	Total Net Exposure Summary				100.0%
(a) Represents the actively managed portion of the portfolio and for purposes of this presentation, components include the value of securities, less any securities sold short. The bond component will include any accrued interest amounts. This also reflects the equivalent exposure of certain derivative positions. These amounts may be negative from time to time.
(b) Represents the tactical overlay portion of the portfolio which is how the fund manages its exposure to markets and currencies through the use of derivative positions. Percentages reflect the equivalent exposure of those derivative positions.
(c) For purposes of this presentation, the components include the value of securities, less any securities sold short, and reflect the impact of the equivalent exposure of all derivative positions. These amounts may be negative from time to time. The bond component will include any accrued interest amounts.
(d) Cash & Cash Equivalents includes any cash, investments in money market funds, short-term securities, and other assets less liabilities.
(e) Other includes currency derivatives and/or the offsetting of the leverage produced by derivative positions.
Portfolio Composition presents the value of securities, including equivalent exposure of derivative positions. Equivalent exposure is a reasonable approximation of the amount of the underlying asset the portfolio would have to hold to have the same price sensitivity of the derivative contract. Bonds include any accrued interest amounts.
Where the fund holds convertible bonds, they are treated as part of the equity portion of the portfolio.

Exposure Basis Explanation [Text Block]
(a) Represents the actively managed portion of the portfolio and for purposes of this presentation, components include the value of securities, less any securities sold short. The bond component will include any accrued interest amounts. This also reflects the equivalent exposure of certain derivative positions. These amounts may be negative from time to time.
(b) Represents the tactical overlay portion of the portfolio which is how the fund manages its exposure to markets and currencies through the use of derivative positions. Percentages reflect the equivalent exposure of those derivative positions.
(c) For purposes of this presentation, the components include the value of securities, less any securities sold short, and reflect the impact of the equivalent exposure of all derivative positions. These amounts may be negative from time to time. The bond component will include any accrued interest amounts.
(d) Cash & Cash Equivalents includes any cash, investments in money market funds, short-term securities, and other assets less liabilities.
(e) Other includes currency derivatives and/or the offsetting of the leverage produced by derivative positions.
Portfolio Composition presents the value of securities, including equivalent exposure of derivative positions. Equivalent exposure is a reasonable approximation of the amount of the underlying asset the portfolio would have to hold to have the same price sensitivity of the derivative contract. Bonds include any accrued interest amounts.
Where the fund holds convertible bonds, they are treated as part of the equity portion of the portfolio.

C000007285 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Emerging MarketsEquity Portfolio
Class Name	Initial Class
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about MFS Emerging Markets Equity Portfolio for the period of January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at insurancefunds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	insurancefunds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Initial Class	$144	1.23%

Expenses Paid, Amount	$ 144
Expense Ratio, Percent	1.23%
Factors Affecting Performance [Text Block]
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended December 31, 2025, Initial Class shares of the MFS Emerging Markets Equity Portfolio (fund) provided a total return of 33.65%, at net asset value. This compares with a return of 33.57% for the fund’s benchmark, the MSCI Emerging Markets Index (net div).
  Global equity markets reached record levels during the period, withstanding considerable volatility amid tariffs, geopolitical conflict and high levels of uncertainty. In the US, a pro-growth tax and spending bill was signed into law, while in Europe, renewed focus on defense and infrastructure spending brightened the outlook. In Japan, the election of a pro-growth prime minister sent stocks to new highs. Optimism over artificial intelligence remained quite high.
  Considerable progress was made in trade talks between the US and many major trading partners, with a fragile truce between the US and China extended through late 2026. US tariffs remained high on goods from countries such as India and Brazil.
  Moderating inflation pressures allowed many global central banks to ease monetary policy during the period. Amid a difficult policymaking environment and slower job growth, the Federal Reserve resumed easing policy in September.
  In fixed income markets, global bond yields peaked in mid-January, then gradually declined, ending the reporting period lower than at the start of the period, while experiencing waves of volatility in between. Credit spreads remained tight and near historical lows, despite a brief widening in April and May due to tariff concerns. US bond market volatility, as measured by the Merrill Lynch Option Volatility Estimate (MOVE) Index, ended near session lows after rising around the time of the US presidential election and the start of the trade war.
  Top contributors to performance relative to the MSCI Emerging Markets Index:
    Security selection within both the consumer discretionary and financials sectors benefited relative performance.
  Top detractors from performance relative to the MSCI Emerging Markets Index:
    An overweight position in the consumer staples sector weighed on relative performance.
    Security selection within both the energy and information technology sectors further held back relative performance.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below also do not reflect the deduction of expenses associated with variable products, such as mortality and expense risk charges, separate account charges, and sales charges imposed by the insurance company separate accounts through which the fund is offered. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Initial Class over a ten year period or since inception, if shorter, in comparison to a broad measure of market performance.

Average Annual Return [Table Text Block]
Average Annual Total Returns through 12/31/25
This table shows the average annual total returns of the class of shares noted for the periods shown. It also shows the average annual total returns of a broad measure of market performance over the same periods.
Share Class	1-yr	5-yr	10-yr
Initial Class	33.65%	4.37%	7.92%
Comparative Benchmark(s)
MSCI Emerging Markets Index (net div) ∆	33.57%	4.20%	8.42%
∆	Source: FactSet Research Systems Inc.

No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit mfs.com/perf/ic for more recent performance information.
Net Assets	$ 40,225,747
Holdings Count | Holding	93
Advisory Fees Paid, Amount	$ 385,731	[14]
Investment Company Portfolio Turnover	40.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 12/31/25
Net Assets ($):	40,225,747	Total Management Fee ($)#:	385,731
Total Number of Holdings:	93	Portfolio Turnover Rate (%):	40
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 12/31/25)
Portfolio structure
Equities	98.4%
Money Market Funds	1.6%
Top ten holdings
Taiwan Semiconductor Manufacturing Co. Ltd.	10.3%
Tencent Holdings Ltd.	6.2%
Samsung Electronics Co. Ltd.	5.3%
Alibaba Group Holding Ltd.	3.0%
HDFC Bank Ltd.	2.5%
Hon Hai Precision Industry Co. Ltd.	1.8%
China Construction Bank Corp.	1.8%
ASE Technology Holding Co. Ltd	1.8%
Kweichow Moutai Co. Ltd., "A"	1.8%
MediaTek, Inc.	1.7%
Issuer country weightings
China	27.9%
Taiwan	17.4%
India	16.2%
South Korea	10.6%
Brazil	5.6%
Indonesia	3.0%
United Arab Emirates	2.7%
Hong Kong	2.6%
Mexico	2.4%
Other Countries	11.6%

Largest Holdings [Text Block]
Top ten holdings
Taiwan Semiconductor Manufacturing Co. Ltd.	10.3%
Tencent Holdings Ltd.	6.2%
Samsung Electronics Co. Ltd.	5.3%
Alibaba Group Holding Ltd.	3.0%
HDFC Bank Ltd.	2.5%
Hon Hai Precision Industry Co. Ltd.	1.8%
China Construction Bank Corp.	1.8%
ASE Technology Holding Co. Ltd	1.8%
Kweichow Moutai Co. Ltd., "A"	1.8%
MediaTek, Inc.	1.7%

C000007286 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Emerging Markets Equity Portfolio
Class Name	Service Class
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about MFS Emerging Markets Equity Portfolio for the period of January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at insurancefunds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	insurancefunds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$173	1.48%

Expenses Paid, Amount	$ 173
Expense Ratio, Percent	1.48%
Factors Affecting Performance [Text Block]
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended December 31, 2025, Service Class shares of the MFS Emerging Markets Equity Portfolio (fund) provided a total return of 33.35%, at net asset value. This compares with a return of 33.57% for the fund’s benchmark, the MSCI Emerging Markets Index (net div).
  Global equity markets reached record levels during the period, withstanding considerable volatility amid tariffs, geopolitical conflict and high levels of uncertainty. In the US, a pro-growth tax and spending bill was signed into law, while in Europe, renewed focus on defense and infrastructure spending brightened the outlook. In Japan, the election of a pro-growth prime minister sent stocks to new highs. Optimism over artificial intelligence remained quite high.
  Considerable progress was made in trade talks between the US and many major trading partners, with a fragile truce between the US and China extended through late 2026. US tariffs remained high on goods from countries such as India and Brazil.
  Moderating inflation pressures allowed many global central banks to ease monetary policy during the period. Amid a difficult policymaking environment and slower job growth, the Federal Reserve resumed easing policy in September.
  In fixed income markets, global bond yields peaked in mid-January, then gradually declined, ending the reporting period lower than at the start of the period, while experiencing waves of volatility in between. Credit spreads remained tight and near historical lows, despite a brief widening in April and May due to tariff concerns. US bond market volatility, as measured by the Merrill Lynch Option Volatility Estimate (MOVE) Index, ended near session lows after rising around the time of the US presidential election and the start of the trade war.
  Top contributors to performance relative to the MSCI Emerging Markets Index:
    Security selection within both the consumer discretionary and financials sectors benefited relative performance.
  Top detractors from performance relative to the MSCI Emerging Markets Index:
    An overweight position in the consumer staples sector weighed on relative performance.
    Security selection within both the energy and information technology sectors further held back relative performance.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below also do not reflect the deduction of expenses associated with variable products, such as mortality and expense risk charges, separate account charges, and sales charges imposed by the insurance company separate accounts through which the fund is offered. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Service Class over a ten year period or since inception, if shorter, in comparison to a broad measure of market performance.

Average Annual Return [Table Text Block]
Average Annual Total Returns through 12/31/25
This table shows the average annual total returns of the class of shares noted for the periods shown. It also shows the average annual total returns of a broad measure of market performance over the same periods.
Share Class	1-yr	5-yr	10-yr
Service Class	33.35%	4.11%	7.65%
Comparative Benchmark(s)
MSCI Emerging Markets Index (net div) ∆	33.57%	4.20%	8.42%
∆	Source: FactSet Research Systems Inc.

No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit mfs.com/perf/sc for more recent performance information.
Net Assets	$ 40,225,747
Holdings Count | Holding	93
Advisory Fees Paid, Amount	$ 385,731	[15]
Investment Company Portfolio Turnover	40.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 12/31/25
Net Assets ($):	40,225,747	Total Management Fee ($)#:	385,731
Total Number of Holdings:	93	Portfolio Turnover Rate (%):	40
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 12/31/25)
Portfolio structure
Equities	98.4%
Money Market Funds	1.6%
Top ten holdings
Taiwan Semiconductor Manufacturing Co. Ltd.	10.3%
Tencent Holdings Ltd.	6.2%
Samsung Electronics Co. Ltd.	5.3%
Alibaba Group Holding Ltd.	3.0%
HDFC Bank Ltd.	2.5%
Hon Hai Precision Industry Co. Ltd.	1.8%
China Construction Bank Corp.	1.8%
ASE Technology Holding Co. Ltd	1.8%
Kweichow Moutai Co. Ltd., "A"	1.8%
MediaTek, Inc.	1.7%
Issuer country weightings
China	27.9%
Taiwan	17.4%
India	16.2%
South Korea	10.6%
Brazil	5.6%
Indonesia	3.0%
United Arab Emirates	2.7%
Hong Kong	2.6%
Mexico	2.4%
Other Countries	11.6%

Largest Holdings [Text Block]
Top ten holdings
Taiwan Semiconductor Manufacturing Co. Ltd.	10.3%
Tencent Holdings Ltd.	6.2%
Samsung Electronics Co. Ltd.	5.3%
Alibaba Group Holding Ltd.	3.0%
HDFC Bank Ltd.	2.5%
Hon Hai Precision Industry Co. Ltd.	1.8%
China Construction Bank Corp.	1.8%
ASE Technology Holding Co. Ltd	1.8%
Kweichow Moutai Co. Ltd., "A"	1.8%
MediaTek, Inc.	1.7%

C000007268 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Income Portfolio
Class Name	Service Class
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about MFS Income Portfolio for the period of January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at insurancefunds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	insurancefunds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$95	0.92%

Expenses Paid, Amount	$ 95
Expense Ratio, Percent	0.92%
Factors Affecting Performance [Text Block]
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended December 31, 2025, Service Class shares of the MFS Income Portfolio (fund) provided a total return of 7.09%, at net asset value. This compares with a return of 7.30% for the fund’s benchmark, the Bloomberg U.S. Aggregate Bond Index.
  Global equity markets reached record levels during the period, withstanding considerable volatility amid tariffs, geopolitical conflict and high levels of uncertainty. In the US, a pro-growth tax and spending bill was signed into law, while in Europe, renewed focus on defense and infrastructure spending brightened the outlook. In Japan, the election of a pro-growth prime minister sent stocks to new highs. Optimism over artificial intelligence remained quite high.
  Considerable progress was made in trade talks between the US and many major trading partners, with a fragile truce between the US and China extended through late 2026. US tariffs remained high on goods from countries such as India and Brazil.
  Moderating inflation pressures allowed many global central banks to ease monetary policy during the period. Amid a difficult policymaking environment and slower job growth, the Federal Reserve resumed easing policy in September.
  In fixed income markets, global bond yields peaked in mid-January, then gradually declined, ending the reporting period lower than at the start of the period, while experiencing waves of volatility in between. Credit spreads remained tight and near historical lows, despite a brief widening in April and May due to tariff concerns. US bond market volatility, as measured by the Merrill Lynch Option Volatility Estimate (MOVE) Index, ended near session lows after rising around the time of the US presidential election and the start of the trade war.
  Top contributors to performance relative to the Bloomberg U.S. Aggregate Bond Index:
    The fund’s exposure to the collateralized mortgage obligations (CMO) sector, for which the benchmark has no exposure, supported relative performance. Security selection within both the industrials and financial institutions sectors also benefited relative returns.
    From a credit quality perspective, the fund’s out-of-benchmark exposure to non-investment grade bonds further strengthened relative results.
  Top detractors from performance relative to the Bloomberg U.S. Aggregate Bond Index:
    The fund's underweight exposure to the mortgage-backed securities (MBS) agency fixed rate sector weakened relative returns.
    The fund's overweight allocation to AAA-rated credit issues further detracted from relative performance.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below also do not reflect the deduction of expenses associated with variable products, such as mortality and expense risk charges, separate account charges, and sales charges imposed by the insurance company separate accounts through which the fund is offered. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Service Class over a ten year period or since inception, if shorter, in comparison to a broad measure of market performance.

Average Annual Return [Table Text Block]
Average Annual Total Returns through 12/31/25
This table shows the average annual total returns of the class of shares noted for the periods shown. It also shows the average annual total returns of a broad measure of market performance over the same periods.
Share Class	1-yr	5-yr	10-yr
Service Class	7.09%	0.41%	3.33%
Comparative Benchmark(s)
Bloomberg U.S. Aggregate Bond Index ∆	7.30%	(0.36)%	2.01%
∆	Source: FactSet Research Systems Inc.

No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit mfs.com/perf/sc for more recent performance information.
Net Assets	$ 38,363,839
Holdings Count | Holding	243
Advisory Fees Paid, Amount	$ 177,451	[16]
Investment Company Portfolio Turnover	29.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 12/31/25
Net Assets ($):	38,363,839	Average Effective Maturity (yrs):	8.4
Total Number of Holdings:	243	Average Effective Duration (yrs):	5.9
Total Management Fee ($)#:	177,451
Portfolio Turnover Rate (%):	29
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 12/31/25)
Portfolio structure
Fixed Income	99.1%
Money Market Funds	0.9%
Composition including fixed income credit
quality
AAA	9.2%
AA	8.3%
A	14.4%
BBB	28.7%
BB	5.5%
B	5.0%
CCC	0.4%
C	0.0%
U.S. Government	26.0%
Federal Agencies	0.0%
Not Rated	1.6%
Money Market Funds	0.9%
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.

Credit Ratings Selection [Text Block]
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.

C000007267 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Income Portfolio
Class Name	Initial Class
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about MFS Income Portfolio for the period of January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at insurancefunds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	insurancefunds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Initial Class	$69	0.67%

Expenses Paid, Amount	$ 69
Expense Ratio, Percent	0.67%
Factors Affecting Performance [Text Block]
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended December 31, 2025, Initial Class shares of the MFS Income Portfolio (fund) provided a total return of 7.33%, at net asset value. This compares with a return of 7.30% for the fund’s benchmark, the Bloomberg U.S. Aggregate Bond Index.
  Global equity markets reached record levels during the period, withstanding considerable volatility amid tariffs, geopolitical conflict and high levels of uncertainty. In the US, a pro-growth tax and spending bill was signed into law, while in Europe, renewed focus on defense and infrastructure spending brightened the outlook. In Japan, the election of a pro-growth prime minister sent stocks to new highs. Optimism over artificial intelligence remained quite high.
  Considerable progress was made in trade talks between the US and many major trading partners, with a fragile truce between the US and China extended through late 2026. US tariffs remained high on goods from countries such as India and Brazil.
  Moderating inflation pressures allowed many global central banks to ease monetary policy during the period. Amid a difficult policymaking environment and slower job growth, the Federal Reserve resumed easing policy in September.
  In fixed income markets, global bond yields peaked in mid-January, then gradually declined, ending the reporting period lower than at the start of the period, while experiencing waves of volatility in between. Credit spreads remained tight and near historical lows, despite a brief widening in April and May due to tariff concerns. US bond market volatility, as measured by the Merrill Lynch Option Volatility Estimate (MOVE) Index, ended near session lows after rising around the time of the US presidential election and the start of the trade war.
  Top contributors to performance relative to the Bloomberg U.S. Aggregate Bond Index:
    The fund’s exposure to the collateralized mortgage obligations (CMO) sector, for which the benchmark has no exposure, supported relative performance. Security selection within both the industrials and financial institutions sectors also benefited relative returns.
    From a credit quality perspective, the fund’s out-of-benchmark exposure to non-investment grade bonds further strengthened relative results.
  Top detractors from performance relative to the Bloomberg U.S. Aggregate Bond Index:
    The fund's underweight exposure to the mortgage-backed securities (MBS) agency fixed rate sector weakened relative returns.
    The fund's overweight allocation to AAA-rated credit issues further detracted from relative performance.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below also do not reflect the deduction of expenses associated with variable products, such as mortality and expense risk charges, separate account charges, and sales charges imposed by the insurance company separate accounts through which the fund is offered. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Initial Class over a ten year period or since inception, if shorter, in comparison to a broad measure of market performance.

Average Annual Return [Table Text Block]
Average Annual Total Returns through 12/31/25
This table shows the average annual total returns of the class of shares noted for the periods shown. It also shows the average annual total returns of a broad measure of market performance over the same periods.
Share Class	1-yr	5-yr	10-yr
Initial Class	7.33%	0.66%	3.58%
Comparative Benchmark(s)
Bloomberg U.S. Aggregate Bond Index ∆	7.30%	(0.36)%	2.01%
∆	Source: FactSet Research Systems Inc.

No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit mfs.com/perf/ic for more recent performance information.
Net Assets	$ 38,363,839
Holdings Count | Holding	243
Advisory Fees Paid, Amount	$ 177,451	[17]
Investment Company Portfolio Turnover	29.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 12/31/25
Net Assets ($):	38,363,839	Average Effective Maturity (yrs):	8.4
Total Number of Holdings:	243	Average Effective Duration (yrs):	5.9
Total Management Fee ($)#:	177,451
Portfolio Turnover Rate (%):	29
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 12/31/25)
Portfolio structure
Fixed Income	99.1%
Money Market Funds	0.9%
Composition including fixed income credit
quality
AAA	9.2%
AA	8.3%
A	14.4%
BBB	28.7%
BB	5.5%
B	5.0%
CCC	0.4%
C	0.0%
U.S. Government	26.0%
Federal Agencies	0.0%
Not Rated	1.6%
Money Market Funds	0.9%
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.

Credit Ratings Selection [Text Block]
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.

C000007272 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Technology Portfolio
Class Name	Service Class
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about MFS Technology Portfolio for the period of January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at insurancefunds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	insurancefunds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$116	1.07%

Expenses Paid, Amount	$ 116
Expense Ratio, Percent	1.07%
Factors Affecting Performance [Text Block]
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended December 31, 2025, Service Class shares of the MFS Technology Portfolio (fund) provided a total return of 16.28%, at net asset value. This compares with a return of 17.88% for the fund’s benchmark, the Standard & Poor's 500 Stock Index. The fund's other benchmark, the Standard & Poor's North American Technology Sector Index, generated a return of 27.82%.
  Global equity markets reached record levels during the period, withstanding considerable volatility amid tariffs, geopolitical conflict and high levels of uncertainty. In the US, a pro-growth tax and spending bill was signed into law, while in Europe, renewed focus on defense and infrastructure spending brightened the outlook. In Japan, the election of a pro-growth prime minister sent stocks to new highs. Optimism over artificial intelligence remained quite high.
  Considerable progress was made in trade talks between the US and many major trading partners, with a fragile truce between the US and China extended through late 2026. US tariffs remained high on goods from countries such as India and Brazil.
  Moderating inflation pressures allowed many global central banks to ease monetary policy during the period. Amid a difficult policymaking environment and slower job growth, the Federal Reserve resumed easing policy in September.
  In fixed income markets, global bond yields peaked in mid-January, then gradually declined, ending the reporting period lower than at the start of the period, while experiencing waves of volatility in between. Credit spreads remained tight and near historical lows, despite a brief widening in April and May due to tariff concerns. US bond market volatility, as measured by the Merrill Lynch Option Volatility Estimate (MOVE) Index, ended near session lows after rising around the time of the US presidential election and the start of the trade war.
  Top contributors to performance relative to the Standard & Poor's North American Technology Sector Index:
    The fund's underweight allocation to the technology hardware, storage & peripherals industry strengthened relative returns.
  Top detractors from performance relative to the Standard & Poor's North American Technology Sector Index:
    Security selection within the software industry held back relative performance.
    An underweight allocation to the semiconductors & semiconductor equipment industry further weakened relative returns.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below also do not reflect the deduction of expenses associated with variable products, such as mortality and expense risk charges, separate account charges, and sales charges imposed by the insurance company separate accounts through which the fund is offered. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Service Class over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests.

Average Annual Return [Table Text Block]
Average Annual Total Returns through 12/31/25
This table shows the average annual total returns of the class of shares noted for the periods shown. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests, over the same periods.
Share Class	1-yr	5-yr	10-yr
Service Class	16.28%	12.17%	18.35%
Comparative Benchmark(s)
Standard & Poor's 500 Stock Index ∆	17.88%	14.42%	14.82%
Standard & Poor's North American Technology Sector Index ∆	27.82%	18.02%	22.54%
∆	Source: FactSet Research Systems Inc.

No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit mfs.com/perf/sc for more recent performance information.
Net Assets	$ 215,194,460
Holdings Count | Holding	51
Advisory Fees Paid, Amount	$ 1,415,254	[18]
Investment Company Portfolio Turnover	69.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 12/31/25
Net Assets ($):	215,194,460	Total Management Fee ($)#:	1,415,254
Total Number of Holdings:	51	Portfolio Turnover Rate (%):	69
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 12/31/25)
Portfolio structure
Equities	98.9%
Money Market Funds	1.1%
Top ten holdings
NVIDIA Corp.	9.9%
Alphabet, Inc., "A"	9.2%
Apple, Inc.	8.4%
Microsoft Corp.	8.3%
Broadcom, Inc.	7.7%
Shopify, Inc.	5.1%
Meta Platforms, Inc., "A"	4.7%
Advanced Micro Devices	3.3%
Lam Research Corp.	2.5%
Oracle Corp.	2.3%
Top five industries
Electronics	32.1%
Computer Software	26.9%
Computer Software - Systems	22.1%
Interactive Media Services	14.1%
Business Services	3.0%
For purposes of these classifications, MFS uses its own internal sector/industry classification methodology, which may deviate from classification methodologies used by other industry participants (e.g., the Global Industry Classification Standard).

Largest Holdings [Text Block]
Top ten holdings
NVIDIA Corp.	9.9%
Alphabet, Inc., "A"	9.2%
Apple, Inc.	8.4%
Microsoft Corp.	8.3%
Broadcom, Inc.	7.7%
Shopify, Inc.	5.1%
Meta Platforms, Inc., "A"	4.7%
Advanced Micro Devices	3.3%
Lam Research Corp.	2.5%
Oracle Corp.	2.3%

C000007271 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Technology Portfolio
Class Name	Initial Class
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about MFS Technology Portfolio for the period of January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at insurancefunds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	insurancefunds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Initial Class	$89	0.82%

Expenses Paid, Amount	$ 89
Expense Ratio, Percent	0.82%
Factors Affecting Performance [Text Block]
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended December 31, 2025, Initial Class shares of the MFS Technology Portfolio (fund) provided a total return of 16.57%, at net asset value. This compares with a return of 17.88% for the fund’s benchmark, the Standard & Poor's 500 Stock Index. The fund's other benchmark, the Standard & Poor's North American Technology Sector Index, generated a return of 27.82%.
  Global equity markets reached record levels during the period, withstanding considerable volatility amid tariffs, geopolitical conflict and high levels of uncertainty. In the US, a pro-growth tax and spending bill was signed into law, while in Europe, renewed focus on defense and infrastructure spending brightened the outlook. In Japan, the election of a pro-growth prime minister sent stocks to new highs. Optimism over artificial intelligence remained quite high.
  Considerable progress was made in trade talks between the US and many major trading partners, with a fragile truce between the US and China extended through late 2026. US tariffs remained high on goods from countries such as India and Brazil.
  Moderating inflation pressures allowed many global central banks to ease monetary policy during the period. Amid a difficult policymaking environment and slower job growth, the Federal Reserve resumed easing policy in September.
  In fixed income markets, global bond yields peaked in mid-January, then gradually declined, ending the reporting period lower than at the start of the period, while experiencing waves of volatility in between. Credit spreads remained tight and near historical lows, despite a brief widening in April and May due to tariff concerns. US bond market volatility, as measured by the Merrill Lynch Option Volatility Estimate (MOVE) Index, ended near session lows after rising around the time of the US presidential election and the start of the trade war.
  Top contributors to performance relative to the Standard & Poor's North American Technology Sector Index:
    The fund's underweight allocation to the technology hardware, storage & peripherals industry strengthened relative returns.
  Top detractors from performance relative to the Standard & Poor's North American Technology Sector Index:
    Security selection within the software industry held back relative performance.
    An underweight allocation to the semiconductors & semiconductor equipment industry further weakened relative returns.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below also do not reflect the deduction of expenses associated with variable products, such as mortality and expense risk charges, separate account charges, and sales charges imposed by the insurance company separate accounts through which the fund is offered. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Initial Class over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests.

Average Annual Return [Table Text Block]
Average Annual Total Returns through 12/31/25
This table shows the average annual total returns of the class of shares noted for the periods shown. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests, over the same periods.
Share Class	1-yr	5-yr	10-yr
Initial Class	16.57%	12.45%	18.64%
Comparative Benchmark(s)
Standard & Poor's 500 Stock Index ∆	17.88%	14.42%	14.82%
Standard & Poor's North American Technology Sector Index ∆	27.82%	18.02%	22.54%
∆	Source: FactSet Research Systems Inc.

No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit mfs.com/perf/ic for more recent performance information.
Net Assets	$ 215,194,460
Holdings Count | Holding	51
Advisory Fees Paid, Amount	$ 1,415,254	[19]
Investment Company Portfolio Turnover	69.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 12/31/25
Net Assets ($):	215,194,460	Total Management Fee ($)#:	1,415,254
Total Number of Holdings:	51	Portfolio Turnover Rate (%):	69
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 12/31/25)
Portfolio structure
Equities	98.9%
Money Market Funds	1.1%
Top ten holdings
NVIDIA Corp.	9.9%
Alphabet, Inc., "A"	9.2%
Apple, Inc.	8.4%
Microsoft Corp.	8.3%
Broadcom, Inc.	7.7%
Shopify, Inc.	5.1%
Meta Platforms, Inc., "A"	4.7%
Advanced Micro Devices	3.3%
Lam Research Corp.	2.5%
Oracle Corp.	2.3%
Top five industries
Electronics	32.1%
Computer Software	26.9%
Computer Software - Systems	22.1%
Interactive Media Services	14.1%
Business Services	3.0%
For purposes of these classifications, MFS uses its own internal sector/industry classification methodology, which may deviate from classification methodologies used by other industry participants (e.g., the Global Industry Classification Standard).

Largest Holdings [Text Block]
Top ten holdings
NVIDIA Corp.	9.9%
Alphabet, Inc., "A"	9.2%
Apple, Inc.	8.4%
Microsoft Corp.	8.3%
Broadcom, Inc.	7.7%
Shopify, Inc.	5.1%
Meta Platforms, Inc., "A"	4.7%
Advanced Micro Devices	3.3%
Lam Research Corp.	2.5%
Oracle Corp.	2.3%

C000007262 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Research International Portfolio
Class Name	Service Class
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about MFS Research International Portfolio for the period of January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at insurancefunds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	insurancefunds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$128	1.15%

Expenses Paid, Amount	$ 128
Expense Ratio, Percent	1.15%
Factors Affecting Performance [Text Block]
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended December 31, 2025, Service Class shares of the MFS Research International Portfolio (fund) provided a total return of 21.75%, at net asset value. This compares with a return of 31.22% for the fund’s benchmark, the MSCI EAFE (Europe, Australasia, Far East) Index (net div).
  Global equity markets reached record levels during the period, withstanding considerable volatility amid tariffs, geopolitical conflict and high levels of uncertainty. In the US, a pro-growth tax and spending bill was signed into law, while in Europe, renewed focus on defense and infrastructure spending brightened the outlook. In Japan, the election of a pro-growth prime minister sent stocks to new highs. Optimism over artificial intelligence remained quite high.
  Considerable progress was made in trade talks between the US and many major trading partners, with a fragile truce between the US and China extended through late 2026. US tariffs remained high on goods from countries such as India and Brazil.
  Moderating inflation pressures allowed many global central banks to ease monetary policy during the period. Amid a difficult policymaking environment and slower job growth, the Federal Reserve resumed easing policy in September.
  In fixed income markets, global bond yields peaked in mid-January, then gradually declined, ending the reporting period lower than at the start of the period, while experiencing waves of volatility in between. Credit spreads remained tight and near historical lows, despite a brief widening in April and May due to tariff concerns. US bond market volatility, as measured by the Merrill Lynch Option Volatility Estimate (MOVE) Index, ended near session lows after rising around the time of the US presidential election and the start of the trade war.
  Top contributors to performance relative to the MSCI EAFE Index:
    Stock selection within the technology sector aided relative performance.
  Top detractors from performance relative to the MSCI EAFE Index:
    Security selection within the capital goods, health care, and communication services sectors held back relative performance.
    During the reporting period, the fund's relative currency exposure, resulting primarily from differences between the fund's and the benchmark's exposures to holdings of securities denominated in foreign currencies, held back relative performance.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below also do not reflect the deduction of expenses associated with variable products, such as mortality and expense risk charges, separate account charges, and sales charges imposed by the insurance company separate accounts through which the fund is offered. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Service Class over a ten year period or since inception, if shorter, in comparison to a broad measure of market performance.

Average Annual Return [Table Text Block]
Average Annual Total Returns through 12/31/25
This table shows the average annual total returns of the class of shares noted for the periods shown. It also shows the average annual total returns of a broad measure of market performance over the same periods.
Share Class	1-yr	5-yr	10-yr
Service Class	21.75%	5.25%	7.27%
Comparative Benchmark(s)
MSCI EAFE (Europe, Australasia, Far East) Index (net div) ∆	31.22%	8.92%	8.18%
∆	Source: FactSet Research Systems Inc.

No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit mfs.com/perf/sc for more recent performance information.
Net Assets	$ 358,479,122
Holdings Count | Holding	113
Advisory Fees Paid, Amount	$ 4,316,378	[20]
Investment Company Portfolio Turnover	39.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 12/31/25
Net Assets ($):	358,479,122	Total Management Fee ($)#:	4,316,378
Total Number of Holdings:	113	Portfolio Turnover Rate (%):	39
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 12/31/25)
Portfolio structure
Equities	99.0%
Money Market Funds	1.0%
Top ten holdings
Roche Holding AG	3.0%
Mizuho Financial Group, Inc.	2.7%
Schneider Electric SE	2.7%
Hitachi Ltd.	2.5%
Novartis AG	1.8%
Taiwan Semiconductor Manufacturing Co. Ltd.	1.7%
Barclays PLC	1.7%
Linde PLC	1.6%
ASML Holding N.V.	1.6%
ING Groep N.V.	1.6%
Issuer country weightings
Japan	20.9%
United Kingdom	15.4%
France	12.4%
Switzerland	8.5%
United States	6.4%
Germany	5.8%
Netherlands	4.8%
Canada	3.2%
Italy	3.0%
Other Countries	19.6%

Largest Holdings [Text Block]
Top ten holdings
Roche Holding AG	3.0%
Mizuho Financial Group, Inc.	2.7%
Schneider Electric SE	2.7%
Hitachi Ltd.	2.5%
Novartis AG	1.8%
Taiwan Semiconductor Manufacturing Co. Ltd.	1.7%
Barclays PLC	1.7%
Linde PLC	1.6%
ASML Holding N.V.	1.6%
ING Groep N.V.	1.6%

C000007261 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Research International Portfolio
Class Name	Initial Class
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about MFS Research International Portfolio for the period of January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at insurancefunds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	insurancefunds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Initial Class	$100	0.90%

Expenses Paid, Amount	$ 100
Expense Ratio, Percent	0.90%
Factors Affecting Performance [Text Block]
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended December 31, 2025, Initial Class shares of the MFS Research International Portfolio (fund) provided a total return of 22.05%, at net asset value. This compares with a return of 31.22% for the fund’s benchmark, the MSCI EAFE (Europe, Australasia, Far East) Index (net div).
  Global equity markets reached record levels during the period, withstanding considerable volatility amid tariffs, geopolitical conflict and high levels of uncertainty. In the US, a pro-growth tax and spending bill was signed into law, while in Europe, renewed focus on defense and infrastructure spending brightened the outlook. In Japan, the election of a pro-growth prime minister sent stocks to new highs. Optimism over artificial intelligence remained quite high.
  Considerable progress was made in trade talks between the US and many major trading partners, with a fragile truce between the US and China extended through late 2026. US tariffs remained high on goods from countries such as India and Brazil.
  Moderating inflation pressures allowed many global central banks to ease monetary policy during the period. Amid a difficult policymaking environment and slower job growth, the Federal Reserve resumed easing policy in September.
  In fixed income markets, global bond yields peaked in mid-January, then gradually declined, ending the reporting period lower than at the start of the period, while experiencing waves of volatility in between. Credit spreads remained tight and near historical lows, despite a brief widening in April and May due to tariff concerns. US bond market volatility, as measured by the Merrill Lynch Option Volatility Estimate (MOVE) Index, ended near session lows after rising around the time of the US presidential election and the start of the trade war.
  Top contributors to performance relative to the MSCI EAFE Index:
    Stock selection within the technology sector aided relative performance.
  Top detractors from performance relative to the MSCI EAFE Index:
    Security selection within the capital goods, health care, and communication services sectors held back relative performance.
    During the reporting period, the fund's relative currency exposure, resulting primarily from differences between the fund's and the benchmark's exposures to holdings of securities denominated in foreign currencies, held back relative performance.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below also do not reflect the deduction of expenses associated with variable products, such as mortality and expense risk charges, separate account charges, and sales charges imposed by the insurance company separate accounts through which the fund is offered. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Initial Class over a ten year period or since inception, if shorter, in comparison to a broad measure of market performance.

Average Annual Return [Table Text Block]
Average Annual Total Returns through 12/31/25
This table shows the average annual total returns of the class of shares noted for the periods shown. It also shows the average annual total returns of a broad measure of market performance over the same periods.
Share Class	1-yr	5-yr	10-yr
Initial Class	22.05%	5.51%	7.54%
Comparative Benchmark(s)
MSCI EAFE (Europe, Australasia, Far East) Index (net div) ∆	31.22%	8.92%	8.18%
∆	Source: FactSet Research Systems Inc.

No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit mfs.com/perf/ic for more recent performance information.
Net Assets	$ 358,479,122
Holdings Count | Holding	113
Advisory Fees Paid, Amount	$ 4,316,378	[21]
Investment Company Portfolio Turnover	39.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 12/31/25
Net Assets ($):	358,479,122	Total Management Fee ($)#:	4,316,378
Total Number of Holdings:	113	Portfolio Turnover Rate (%):	39
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 12/31/25)
Portfolio structure
Equities	99.0%
Money Market Funds	1.0%
Top ten holdings
Roche Holding AG	3.0%
Mizuho Financial Group, Inc.	2.7%
Schneider Electric SE	2.7%
Hitachi Ltd.	2.5%
Novartis AG	1.8%
Taiwan Semiconductor Manufacturing Co. Ltd.	1.7%
Barclays PLC	1.7%
Linde PLC	1.6%
ASML Holding N.V.	1.6%
ING Groep N.V.	1.6%
Issuer country weightings
Japan	20.9%
United Kingdom	15.4%
France	12.4%
Switzerland	8.5%
United States	6.4%
Germany	5.8%
Netherlands	4.8%
Canada	3.2%
Italy	3.0%
Other Countries	19.6%

Largest Holdings [Text Block]
Top ten holdings
Roche Holding AG	3.0%
Mizuho Financial Group, Inc.	2.7%
Schneider Electric SE	2.7%
Hitachi Ltd.	2.5%
Novartis AG	1.8%
Taiwan Semiconductor Manufacturing Co. Ltd.	1.7%
Barclays PLC	1.7%
Linde PLC	1.6%
ASML Holding N.V.	1.6%
ING Groep N.V.	1.6%

C000007248 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Massachusetts Investors Growth Stock Portfolio
Class Name	Service Class
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about MFS Massachusetts Investors Growth Stock Portfolio for the period of January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at insurancefunds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	insurancefunds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$102	0.97%

Expenses Paid, Amount	$ 102
Expense Ratio, Percent	0.97%
Factors Affecting Performance [Text Block]
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended December 31, 2025, Service Class shares of the MFS Massachusetts Investors Growth Stock Portfolio (fund) provided a total return of 9.61%, at net asset value. This compares with a return of 17.15% for the fund’s benchmark, the Russell 3000® Index. The fund's other benchmark, the Russell 1000® Growth Index, generated a return of 18.56%.
  Global equity markets reached record levels during the period, withstanding considerable volatility amid tariffs, geopolitical conflict and high levels of uncertainty. In the US, a pro-growth tax and spending bill was signed into law, while in Europe, renewed focus on defense and infrastructure spending brightened the outlook. In Japan, the election of a pro-growth prime minister sent stocks to new highs. Optimism over artificial intelligence remained quite high.
  Considerable progress was made in trade talks between the US and many major trading partners, with a fragile truce between the US and China extended through late 2026. US tariffs remained high on goods from countries such as India and Brazil.
  Moderating inflation pressures allowed many global central banks to ease monetary policy during the period. Amid a difficult policymaking environment and slower job growth, the Federal Reserve resumed easing policy in September.
  In fixed income markets, global bond yields peaked in mid-January, then gradually declined, ending the reporting period lower than at the start of the period, while experiencing waves of volatility in between. Credit spreads remained tight and near historical lows, despite a brief widening in April and May due to tariff concerns. US bond market volatility, as measured by the Merrill Lynch Option Volatility Estimate (MOVE) Index, ended near session lows after rising around the time of the US presidential election and the start of the trade war.
  Top contributors to performance relative to the Russell 1000® Growth Index:
    The fund's underweight allocation to the consumer discretionary sector aided relative performance.
  Top detractors from performance relative to the Russell 1000® Growth Index:
    Stock selection and an underweight position in the information technology sector weighed on relative performance.
    Stock selection and an overweight position in the financials sector also hindered relative results. Stock selection within both the health care and industrials sectors further weakened relative returns.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below also do not reflect the deduction of expenses associated with variable products, such as mortality and expense risk charges, separate account charges, and sales charges imposed by the insurance company separate accounts through which the fund is offered. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Service Class over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests.

Average Annual Return [Table Text Block]
Average Annual Total Returns through 12/31/25
This table shows the average annual total returns of the class of shares noted for the periods shown. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests, over the same periods.
Share Class	1-yr	5-yr	10-yr
Service Class	9.61%	9.74%	13.98%
Comparative Benchmark(s)
Russell 3000® Index ∆	17.15%	13.15%	14.29%
Russell 1000® Growth Index ∆	18.56%	15.32%	18.13%
∆	Source: FactSet Research Systems Inc.

No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit mfs.com/perf/sc for more recent performance information.
Net Assets	$ 937,122,383
Holdings Count | Holding	54
Advisory Fees Paid, Amount	$ 7,017,325	[22]
Investment Company Portfolio Turnover	21.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 12/31/25
Net Assets ($):	937,122,383	Total Management Fee ($)#:	7,017,325
Total Number of Holdings:	54	Portfolio Turnover Rate (%):	21
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 12/31/25)
Portfolio structure
Equities	99.9%
Money Market Funds	0.1%
Equity sectors
Information Technology	44.2%
Financials	13.1%
Health Care	10.5%
Industrials	10.2%
Consumer Discretionary	9.3%
Communication Services	5.8%
Consumer Staples	3.8%
Utilities	1.9%
Materials	1.0%
Real Estate	0.1%
Top ten holdings
Microsoft Corp.	13.9%
NVIDIA Corp.	9.6%
Apple, Inc.	5.8%
Alphabet, Inc., "A"	3.8%
Visa, Inc., "A"	3.7%
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	3.5%
Amphenol Corp., "A"	3.4%
Accenture PLC, "A"	3.4%
Aon PLC	2.8%
TransUnion	2.6%
MFS uses the Global Industry Classification Standard (GICS®) for sector/industry reporting. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.

Largest Holdings [Text Block]
Top ten holdings
Microsoft Corp.	13.9%
NVIDIA Corp.	9.6%
Apple, Inc.	5.8%
Alphabet, Inc., "A"	3.8%
Visa, Inc., "A"	3.7%
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	3.5%
Amphenol Corp., "A"	3.4%
Accenture PLC, "A"	3.4%
Aon PLC	2.8%
TransUnion	2.6%

C000007247 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Massachusetts Investors Growth Stock Portfolio
Class Name	Initial Class
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about MFS Massachusetts Investors Growth Stock Portfolio for the period of January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at insurancefunds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	insurancefunds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Initial Class	$76	0.72%

Expenses Paid, Amount	$ 76
Expense Ratio, Percent	0.72%
Factors Affecting Performance [Text Block]
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended December 31, 2025, Initial Class shares of the MFS Massachusetts Investors Growth Stock Portfolio (fund) provided a total return of 9.90%, at net asset value. This compares with a return of 17.15% for the fund’s benchmark, the Russell 3000® Index. The fund's other benchmark, the Russell 1000® Growth Index, generated a return of 18.56%.
  Global equity markets reached record levels during the period, withstanding considerable volatility amid tariffs, geopolitical conflict and high levels of uncertainty. In the US, a pro-growth tax and spending bill was signed into law, while in Europe, renewed focus on defense and infrastructure spending brightened the outlook. In Japan, the election of a pro-growth prime minister sent stocks to new highs. Optimism over artificial intelligence remained quite high.
  Considerable progress was made in trade talks between the US and many major trading partners, with a fragile truce between the US and China extended through late 2026. US tariffs remained high on goods from countries such as India and Brazil.
  Moderating inflation pressures allowed many global central banks to ease monetary policy during the period. Amid a difficult policymaking environment and slower job growth, the Federal Reserve resumed easing policy in September.
  In fixed income markets, global bond yields peaked in mid-January, then gradually declined, ending the reporting period lower than at the start of the period, while experiencing waves of volatility in between. Credit spreads remained tight and near historical lows, despite a brief widening in April and May due to tariff concerns. US bond market volatility, as measured by the Merrill Lynch Option Volatility Estimate (MOVE) Index, ended near session lows after rising around the time of the US presidential election and the start of the trade war.
  Top contributors to performance relative to the Russell 1000® Growth Index:
    The fund's underweight allocation to the consumer discretionary sector aided relative performance.
  Top detractors from performance relative to the Russell 1000® Growth Index:
    Stock selection and an underweight position in the information technology sector weighed on relative performance.
    Stock selection and an overweight position in the financials sector also hindered relative results. Stock selection within both the health care and industrials sectors further weakened relative returns.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below also do not reflect the deduction of expenses associated with variable products, such as mortality and expense risk charges, separate account charges, and sales charges imposed by the insurance company separate accounts through which the fund is offered. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Initial Class over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests.

Average Annual Return [Table Text Block]
Average Annual Total Returns through 12/31/25
This table shows the average annual total returns of the class of shares noted for the periods shown. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests, over the same periods.
Share Class	1-yr	5-yr	10-yr
Initial Class	9.90%	10.02%	14.27%
Comparative Benchmark(s)
Russell 3000® Index ∆	17.15%	13.15%	14.29%
Russell 1000® Growth Index ∆	18.56%	15.32%	18.13%
∆	Source: FactSet Research Systems Inc.

No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit mfs.com/perf/ic for more recent performance information.
Net Assets	$ 937,122,383
Holdings Count | Holding	54
Advisory Fees Paid, Amount	$ 7,017,325	[23]
Investment Company Portfolio Turnover	21.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 12/31/25
Net Assets ($):	937,122,383	Total Management Fee ($)#:	7,017,325
Total Number of Holdings:	54	Portfolio Turnover Rate (%):	21
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 12/31/25)
Portfolio structure
Equities	99.9%
Money Market Funds	0.1%
Equity sectors
Information Technology	44.2%
Financials	13.1%
Health Care	10.5%
Industrials	10.2%
Consumer Discretionary	9.3%
Communication Services	5.8%
Consumer Staples	3.8%
Utilities	1.9%
Materials	1.0%
Real Estate	0.1%
Top ten holdings
Microsoft Corp.	13.9%
NVIDIA Corp.	9.6%
Apple, Inc.	5.8%
Alphabet, Inc., "A"	3.8%
Visa, Inc., "A"	3.7%
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	3.5%
Amphenol Corp., "A"	3.4%
Accenture PLC, "A"	3.4%
Aon PLC	2.8%
TransUnion	2.6%
MFS uses the Global Industry Classification Standard (GICS®) for sector/industry reporting. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.

Largest Holdings [Text Block]
Top ten holdings
Microsoft Corp.	13.9%
NVIDIA Corp.	9.6%
Apple, Inc.	5.8%
Alphabet, Inc., "A"	3.8%
Visa, Inc., "A"	3.7%
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	3.5%
Amphenol Corp., "A"	3.4%
Accenture PLC, "A"	3.4%
Aon PLC	2.8%
TransUnion	2.6%

C000007242 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® High Yield Portfolio
Class Name	Service Class
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about MFS High Yield Portfolio for the period of January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at insurancefunds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	insurancefunds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$101	0.97%

Expenses Paid, Amount	$ 101
Expense Ratio, Percent	0.97%
Factors Affecting Performance [Text Block]
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended December 31, 2025, Service Class shares of the MFS High Yield Portfolio (fund) provided a total return of 8.47%, at net asset value. This compares with a return of 7.30% for the fund’s benchmark, the Bloomberg U.S. Aggregate Bond Index. The fund's other benchmark, the Bloomberg U.S. Corporate High-Yield 2% Issuer Capped Index, generated a return of 8.62%.
  Global equity markets reached record levels during the period, withstanding considerable volatility amid tariffs, geopolitical conflict and high levels of uncertainty. In the US, a pro-growth tax and spending bill was signed into law, while in Europe, renewed focus on defense and infrastructure spending brightened the outlook. In Japan, the election of a pro-growth prime minister sent stocks to new highs. Optimism over artificial intelligence remained quite high.
  Considerable progress was made in trade talks between the US and many major trading partners, with a fragile truce between the US and China extended through late 2026. US tariffs remained high on goods from countries such as India and Brazil.
  Moderating inflation pressures allowed many global central banks to ease monetary policy during the period. Amid a difficult policymaking environment and slower job growth, the Federal Reserve resumed easing policy in September.
  In fixed income markets, global bond yields peaked in mid-January, then gradually declined, ending the reporting period lower than at the start of the period, while experiencing waves of volatility in between. Credit spreads remained tight and near historical lows, despite a brief widening in April and May due to tariff concerns. US bond market volatility, as measured by the Merrill Lynch Option Volatility Estimate (MOVE) Index, ended near session lows after rising around the time of the US presidential election and the start of the trade war.
  Top contributors to performance relative to the Bloomberg U.S. Corporate High-Yield 2% Issuer Capped Index:
    From a quality perspective, security selection within both CCC- and BB-rated bonds benefited relative performance.
    From a sector perspective, bond selection within the consumer cyclicals and capital goods sectors also helped relative results.
  Top detractors from performance relative to the Bloomberg U.S. Corporate High-Yield 2% Issuer Capped Index:
    Bond selection within the communications sector held back relative performance.
    The fund’s cash and/or cash equivalents position during the period also detracted from relative returns.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below also do not reflect the deduction of expenses associated with variable products, such as mortality and expense risk charges, separate account charges, and sales charges imposed by the insurance company separate accounts through which the fund is offered. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Service Class over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests.

Average Annual Return [Table Text Block]
Average Annual Total Returns through 12/31/25
This table shows the average annual total returns of the class of shares noted for the periods shown. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests, over the same periods.
Share Class	1-yr	5-yr	10-yr
Service Class	8.47%	3.63%	5.30%
Comparative Benchmark(s)
Bloomberg U.S. Aggregate Bond Index ∆	7.30%	(0.36)%	2.01%
Bloomberg U.S. Corporate High-Yield 2% Issuer Capped Index ∆	8.62%	4.50%	6.52%
∆	Source: FactSet Research Systems Inc.

No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit mfs.com/perf/sc for more recent performance information.
Net Assets	$ 221,931,362
Holdings Count | Holding	365
Advisory Fees Paid, Amount	$ 1,531,749	[24]
Investment Company Portfolio Turnover	50.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 12/31/25
Net Assets ($):	221,931,362	Average Effective Maturity (yrs):	3.4
Total Number of Holdings:	365	Average Effective Duration (yrs):	2.7
Total Management Fee ($)#:	1,531,749
Portfolio Turnover Rate (%):	50
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 12/31/25)
Portfolio structure
Fixed Income	97.7%
Money Market Funds	2.2%
Equities	0.1%
Composition including fixed income credit
quality
BB	47.1%
B	38.5%
CCC	11.8%
CC	0.3%
Not Rated	0.0%
Non-Fixed Income	0.1%
Money Market Funds	2.2%
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.

Credit Ratings Selection [Text Block]
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.

C000007241 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® High Yield Portfolio
Class Name	Initial Class
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about MFS High Yield Portfolio for the period of January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at insurancefunds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	insurancefunds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Initial Class	$75	0.72%

Expenses Paid, Amount	$ 75
Expense Ratio, Percent	0.72%
Factors Affecting Performance [Text Block]
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended December 31, 2025, Initial Class shares of the MFS High Yield Portfolio (fund) provided a total return of 8.65%, at net asset value. This compares with a return of 7.30% for the fund’s benchmark, the Bloomberg U.S. Aggregate Bond Index. The fund's other benchmark, the Bloomberg U.S. Corporate High-Yield 2% Issuer Capped Index, generated a return of 8.62%.
  Global equity markets reached record levels during the period, withstanding considerable volatility amid tariffs, geopolitical conflict and high levels of uncertainty. In the US, a pro-growth tax and spending bill was signed into law, while in Europe, renewed focus on defense and infrastructure spending brightened the outlook. In Japan, the election of a pro-growth prime minister sent stocks to new highs. Optimism over artificial intelligence remained quite high.
  Considerable progress was made in trade talks between the US and many major trading partners, with a fragile truce between the US and China extended through late 2026. US tariffs remained high on goods from countries such as India and Brazil.
  Moderating inflation pressures allowed many global central banks to ease monetary policy during the period. Amid a difficult policymaking environment and slower job growth, the Federal Reserve resumed easing policy in September.
  In fixed income markets, global bond yields peaked in mid-January, then gradually declined, ending the reporting period lower than at the start of the period, while experiencing waves of volatility in between. Credit spreads remained tight and near historical lows, despite a brief widening in April and May due to tariff concerns. US bond market volatility, as measured by the Merrill Lynch Option Volatility Estimate (MOVE) Index, ended near session lows after rising around the time of the US presidential election and the start of the trade war.
  Top contributors to performance relative to the Bloomberg U.S. Corporate High-Yield 2% Issuer Capped Index:
    From a quality perspective, security selection within both CCC- and BB-rated bonds benefited relative performance.
    From a sector perspective, bond selection within the consumer cyclicals and capital goods sectors also helped relative results.
  Top detractors from performance relative to the Bloomberg U.S. Corporate High-Yield 2% Issuer Capped Index:
    Bond selection within the communications sector held back relative performance.
    The fund’s cash and/or cash equivalents position during the period also detracted from relative returns.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below also do not reflect the deduction of expenses associated with variable products, such as mortality and expense risk charges, separate account charges, and sales charges imposed by the insurance company separate accounts through which the fund is offered. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Initial Class over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests.

Average Annual Return [Table Text Block]
Average Annual Total Returns through 12/31/25
This table shows the average annual total returns of the class of shares noted for the periods shown. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests, over the same periods.
Share Class	1-yr	5-yr	10-yr
Initial Class	8.65%	3.87%	5.56%
Comparative Benchmark(s)
Bloomberg U.S. Aggregate Bond Index ∆	7.30%	(0.36)%	2.01%
Bloomberg U.S. Corporate High-Yield 2% Issuer Capped Index ∆	8.62%	4.50%	6.52%
∆	Source: FactSet Research Systems Inc.

No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit mfs.com/perf/ic for more recent performance information.
Net Assets	$ 221,931,362
Holdings Count | Holding	365
Advisory Fees Paid, Amount	$ 1,531,749	[25]
Investment Company Portfolio Turnover	50.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 12/31/25
Net Assets ($):	221,931,362	Average Effective Maturity (yrs):	3.4
Total Number of Holdings:	365	Average Effective Duration (yrs):	2.7
Total Management Fee ($)#:	1,531,749
Portfolio Turnover Rate (%):	50
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 12/31/25)
Portfolio structure
Fixed Income	97.7%
Money Market Funds	2.2%
Equities	0.1%
Composition including fixed income credit
quality
BB	47.1%
B	38.5%
CCC	11.8%
CC	0.3%
Not Rated	0.0%
Non-Fixed Income	0.1%
Money Market Funds	2.2%
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.

Credit Ratings Selection [Text Block]
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.

C000007239 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® GovernmentSecurities Portfolio
Class Name	Initial Class
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about MFS Government Securities Portfolio for the period of January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at insurancefunds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	insurancefunds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Initial Class	$58	0.56%

Expenses Paid, Amount	$ 58
Expense Ratio, Percent	0.56%
Factors Affecting Performance [Text Block]
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended December 31, 2025, Initial Class shares of the MFS Government Securities Portfolio (fund) provided a total return of 6.99%, at net asset value. This compares with a return of 7.30% for the fund’s benchmark, the Bloomberg U.S. Aggregate Bond Index. The fund's other benchmark, the Bloomberg U.S. Government/Mortgage Index, generated a return of 7.09%.
  Global equity markets reached record levels during the period, withstanding considerable volatility amid tariffs, geopolitical conflict and high levels of uncertainty. In the US, a pro-growth tax and spending bill was signed into law, while in Europe, renewed focus on defense and infrastructure spending brightened the outlook. In Japan, the election of a pro-growth prime minister sent stocks to new highs. Optimism over artificial intelligence remained quite high.
  Considerable progress was made in trade talks between the US and many major trading partners, with a fragile truce between the US and China extended through late 2026. US tariffs remained high on goods from countries such as India and Brazil.
  Moderating inflation pressures allowed many global central banks to ease monetary policy during the period. Amid a difficult policymaking environment and slower job growth, the Federal Reserve resumed easing policy in September.
  In fixed income markets, global bond yields peaked in mid-January, then gradually declined, ending the reporting period lower than at the start of the period, while experiencing waves of volatility in between. Credit spreads remained tight and near historical lows, despite a brief widening in April and May due to tariff concerns. US bond market volatility, as measured by the Merrill Lynch Option Volatility Estimate (MOVE) Index, ended near session lows after rising around the time of the US presidential election and the start of the trade war.
  Top contributors to performance relative to the Bloomberg U.S. Government/Mortgage Index:
    The fund's underweight allocation to the treasury sector supported relative performance. Yield curve positioning, particularly the funds greater exposure to 2 and 5 year maturities also supported relative results.
    The fund's exposure to both the collateralized loan obligations (CLO) and collateralized mortgage obligations (CMO) sectors, for which the benchmark has no exposure, also benefited relative returns.
  Top detractors from performance relative to the Bloomberg U.S. Government/Mortgage Index:
    During the reporting period, the fund’s cash position weakened relative performance.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below also do not reflect the deduction of expenses associated with variable products, such as mortality and expense risk charges, separate account charges, and sales charges imposed by the insurance company separate accounts through which the fund is offered. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Initial Class over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests.

Average Annual Return [Table Text Block]
Average Annual Total Returns through 12/31/25
This table shows the average annual total returns of the class of shares noted for the periods shown. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests, over the same periods.
Share Class	1-yr	5-yr	10-yr
Initial Class	6.99%	(0.68)%	1.29%
Comparative Benchmark(s)
Bloomberg U.S. Aggregate Bond Index ∆	7.30%	(0.36)%	2.01%
Bloomberg U.S. Government/Mortgage Index ∆	7.09%	(0.53)%	1.46%
∆	Source: FactSet Research Systems Inc.

No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit mfs.com/perf/ic for more recent performance information.
Net Assets	$ 266,101,466
Holdings Count | Holding	541
Advisory Fees Paid, Amount	$ 1,443,240	[26]
Investment Company Portfolio Turnover	101.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 12/31/25
Net Assets ($):	266,101,466	Average Effective Maturity (yrs):	7.1
Total Number of Holdings:	541	Average Effective Duration (yrs):	5.9
Total Management Fee ($)#:	1,443,240
Portfolio Turnover Rate (%):	101
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 12/31/25)
Portfolio structure
Fixed Income	85.6%
Money Market Funds	14.4%
Purchased Options	0.0%
Composition including fixed income credit
quality
AAA	3.8%
AA	1.6%
A	0.4%
U.S. Government	30.0%
Federal Agencies	49.8%
Not Rated	0.0%
Money Market Funds	14.4%
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.

Credit Ratings Selection [Text Block]
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.

C000007264 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Global Research Portfolio
Class Name	Service Class
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about MFS Global Research Portfolio for the period of January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at insurancefunds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	insurancefunds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$119	1.10%

Expenses Paid, Amount	$ 119
Expense Ratio, Percent	1.10%
Factors Affecting Performance [Text Block]
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended December 31, 2025, Service Class shares of the MFS Global Research Portfolio (fund) provided a total return of 16.07%, at net asset value. This compares with a return of 22.34% for the fund’s benchmark, the MSCI All Country World Index (net div).
  Global equity markets reached record levels during the period, withstanding considerable volatility amid tariffs, geopolitical conflict and high levels of uncertainty. In the US, a pro-growth tax and spending bill was signed into law, while in Europe, renewed focus on defense and infrastructure spending brightened the outlook. In Japan, the election of a pro-growth prime minister sent stocks to new highs. Optimism over artificial intelligence remained quite high.
  Considerable progress was made in trade talks between the US and many major trading partners, with a fragile truce between the US and China extended through late 2026. US tariffs remained high on goods from countries such as India and Brazil.
  Moderating inflation pressures allowed many global central banks to ease monetary policy during the period. Amid a difficult policymaking environment and slower job growth, the Federal Reserve resumed easing policy in September.
  In fixed income markets, global bond yields peaked in mid-January, then gradually declined, ending the reporting period lower than at the start of the period, while experiencing waves of volatility in between. Credit spreads remained tight and near historical lows, despite a brief widening in April and May due to tariff concerns. US bond market volatility, as measured by the Merrill Lynch Option Volatility Estimate (MOVE) Index, ended near session lows after rising around the time of the US presidential election and the start of the trade war.
  Top contributors to performance relative to the MSCI All Country World Index:
    Security selection within both the financial services and health care sectors benefited relative performance.
  Top detractors from performance relative to the MSCI All Country World Index:
    Security selection within the technology, capital goods, communication services, and energy sectors weighed on relative performance.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below also do not reflect the deduction of expenses associated with variable products, such as mortality and expense risk charges, separate account charges, and sales charges imposed by the insurance company separate accounts through which the fund is offered. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Service Class over a ten year period or since inception, if shorter, in comparison to a broad measure of market performance.

Average Annual Return [Table Text Block]
Average Annual Total Returns through 12/31/25
This table shows the average annual total returns of the class of shares noted for the periods shown. It also shows the average annual total returns of a broad measure of market performance over the same periods.
Share Class	1-yr	5-yr	10-yr
Service Class	16.07%	9.03%	10.93%
Comparative Benchmark(s)
MSCI All Country World Index (net div) ∆	22.34%	11.19%	11.72%
∆	Source: FactSet Research Systems Inc.

No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit mfs.com/perf/sc for more recent performance information.
Net Assets	$ 73,996,514
Holdings Count | Holding	123
Advisory Fees Paid, Amount	$ 544,012	[27]
Investment Company Portfolio Turnover	39.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 12/31/25
Net Assets ($):	73,996,514	Total Management Fee ($)#:	544,012
Total Number of Holdings:	123	Portfolio Turnover Rate (%):	39
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 12/31/25)
Portfolio structure
Equities	99.6%
Money Market Funds	0.4%
Top ten holdings
Microsoft Corp.	4.6%
NVIDIA Corp.	4.0%
Amazon.com, Inc.	3.3%
Apple, Inc.	3.1%
Taiwan Semiconductor Manufacturing Co. Ltd.	3.1%
Alphabet, Inc., "A"	2.6%
Broadcom, Inc.	2.4%
Meta Platforms, Inc., "A"	2.3%
Mastercard, Inc., "A"	2.2%
PNC Financial Services Group, Inc.	1.7%
Issuer country weightings
United States	61.3%
Japan	5.5%
United Kingdom	5.5%
France	5.1%
Canada	3.1%
Taiwan	3.1%
Switzerland	2.9%
Netherlands	2.4%
China	2.2%
Other Countries	8.9%

Largest Holdings [Text Block]
Top ten holdings
Microsoft Corp.	4.6%
NVIDIA Corp.	4.0%
Amazon.com, Inc.	3.3%
Apple, Inc.	3.1%
Taiwan Semiconductor Manufacturing Co. Ltd.	3.1%
Alphabet, Inc., "A"	2.6%
Broadcom, Inc.	2.4%
Meta Platforms, Inc., "A"	2.3%
Mastercard, Inc., "A"	2.2%
PNC Financial Services Group, Inc.	1.7%

C000007263 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Global Research Portfolio
Class Name	Initial Class
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about MFS Global Research Portfolio for the period of January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at insurancefunds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	insurancefunds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Initial Class	$92	0.85%

Expenses Paid, Amount	$ 92
Expense Ratio, Percent	0.85%
Factors Affecting Performance [Text Block]
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended December 31, 2025, Initial Class shares of the MFS Global Research Portfolio (fund) provided a total return of 16.36%, at net asset value. This compares with a return of 22.34% for the fund’s benchmark, the MSCI All Country World Index (net div).
  Global equity markets reached record levels during the period, withstanding considerable volatility amid tariffs, geopolitical conflict and high levels of uncertainty. In the US, a pro-growth tax and spending bill was signed into law, while in Europe, renewed focus on defense and infrastructure spending brightened the outlook. In Japan, the election of a pro-growth prime minister sent stocks to new highs. Optimism over artificial intelligence remained quite high.
  Considerable progress was made in trade talks between the US and many major trading partners, with a fragile truce between the US and China extended through late 2026. US tariffs remained high on goods from countries such as India and Brazil.
  Moderating inflation pressures allowed many global central banks to ease monetary policy during the period. Amid a difficult policymaking environment and slower job growth, the Federal Reserve resumed easing policy in September.
  In fixed income markets, global bond yields peaked in mid-January, then gradually declined, ending the reporting period lower than at the start of the period, while experiencing waves of volatility in between. Credit spreads remained tight and near historical lows, despite a brief widening in April and May due to tariff concerns. US bond market volatility, as measured by the Merrill Lynch Option Volatility Estimate (MOVE) Index, ended near session lows after rising around the time of the US presidential election and the start of the trade war.
  Top contributors to performance relative to the MSCI All Country World Index:
    Security selection within both the financial services and health care sectors benefited relative performance.
  Top detractors from performance relative to the MSCI All Country World Index:
    Security selection within the technology, capital goods, communication services, and energy sectors weighed on relative performance.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below also do not reflect the deduction of expenses associated with variable products, such as mortality and expense risk charges, separate account charges, and sales charges imposed by the insurance company separate accounts through which the fund is offered. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Initial Class over a ten year period or since inception, if shorter, in comparison to a broad measure of market performance.

Average Annual Return [Table Text Block]
Average Annual Total Returns through 12/31/25
This table shows the average annual total returns of the class of shares noted for the periods shown. It also shows the average annual total returns of a broad measure of market performance over the same periods.
Share Class	1-yr	5-yr	10-yr
Initial Class	16.36%	9.30%	11.21%
Comparative Benchmark(s)
MSCI All Country World Index (net div) ∆	22.34%	11.19%	11.72%
∆	Source: FactSet Research Systems Inc.

No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit mfs.com/perf/ic for more recent performance information.
Net Assets	$ 73,996,514
Holdings Count | Holding	123
Advisory Fees Paid, Amount	$ 544,012	[28]
Investment Company Portfolio Turnover	39.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 12/31/25
Net Assets ($):	73,996,514	Total Management Fee ($)#:	544,012
Total Number of Holdings:	123	Portfolio Turnover Rate (%):	39
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 12/31/25)
Portfolio structure
Equities	99.6%
Money Market Funds	0.4%
Top ten holdings
Microsoft Corp.	4.6%
NVIDIA Corp.	4.0%
Amazon.com, Inc.	3.3%
Apple, Inc.	3.1%
Taiwan Semiconductor Manufacturing Co. Ltd.	3.1%
Alphabet, Inc., "A"	2.6%
Broadcom, Inc.	2.4%
Meta Platforms, Inc., "A"	2.3%
Mastercard, Inc., "A"	2.2%
PNC Financial Services Group, Inc.	1.7%
Issuer country weightings
United States	61.3%
Japan	5.5%
United Kingdom	5.5%
France	5.1%
Canada	3.1%
Taiwan	3.1%
Switzerland	2.9%
Netherlands	2.4%
China	2.2%
Other Countries	8.9%

Largest Holdings [Text Block]
Top ten holdings
Microsoft Corp.	4.6%
NVIDIA Corp.	4.0%
Amazon.com, Inc.	3.3%
Apple, Inc.	3.1%
Taiwan Semiconductor Manufacturing Co. Ltd.	3.1%
Alphabet, Inc., "A"	2.6%
Broadcom, Inc.	2.4%
Meta Platforms, Inc., "A"	2.3%
Mastercard, Inc., "A"	2.2%
PNC Financial Services Group, Inc.	1.7%

C000007250 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Blended Research® Core Equity Portfolio
Class Name	Service Class
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about MFS Blended Research Core Equity Portfolio for the period of January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at insurancefunds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Material Fund Change Notice [Text Block]	This report describes certain changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	insurancefunds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$71	0.66%

Expenses Paid, Amount	$ 71
Expense Ratio, Percent	0.66%
Factors Affecting Performance [Text Block]
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended December 31, 2025, Service Class shares of the MFS Blended Research Core Equity Portfolio (fund) provided a total return of 15.82%, at net asset value. This compares with a return of 17.88% for the fund’s benchmark, the Standard & Poor's 500 Stock Index.
  Global equity markets reached record levels during the period, withstanding considerable volatility amid tariffs, geopolitical conflict and high levels of uncertainty. In the US, a pro-growth tax and spending bill was signed into law, while in Europe, renewed focus on defense and infrastructure spending brightened the outlook. In Japan, the election of a pro-growth prime minister sent stocks to new highs. Optimism over artificial intelligence remained quite high.
  Considerable progress was made in trade talks between the US and many major trading partners, with a fragile truce between the US and China extended through late 2026. US tariffs remained high on goods from countries such as India and Brazil.
  Moderating inflation pressures allowed many global central banks to ease monetary policy during the period. Amid a difficult policymaking environment and slower job growth, the Federal Reserve resumed easing policy in September.
  In fixed income markets, global bond yields peaked in mid-January, then gradually declined, ending the reporting period lower than at the start of the period, while experiencing waves of volatility in between. Credit spreads remained tight and near historical lows, despite a brief widening in April and May due to tariff concerns. US bond market volatility, as measured by the Merrill Lynch Option Volatility Estimate (MOVE) Index, ended near session lows after rising around the time of the US presidential election and the start of the trade war.
  Top contributors to performance relative to the Standard & Poor's 500 Stock Index:
    Security selection within the health care, financials, and energy sectors benefited relative performance.
  Top detractors from performance relative to the Standard & Poor's 500 Stock Index:
    Security selection within the industrials, consumer discretionary, utilities, and communication services sectors held back relative returns.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below also do not reflect the deduction of expenses associated with variable products, such as mortality and expense risk charges, separate account charges, and sales charges imposed by the insurance company separate accounts through which the fund is offered. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Service Class over a ten year period or since inception, if shorter, in comparison to a broad measure of market performance.

Average Annual Return [Table Text Block]
Average Annual Total Returns through 12/31/25
This table shows the average annual total returns of the class of shares noted for the periods shown. It also shows the average annual total returns of a broad measure of market performance over the same periods.
Share Class	1-yr	5-yr	10-yr
Service Class	15.82%	15.01%	13.59%
Comparative Benchmark(s)
Standard & Poor's 500 Stock Index ∆	17.88%	14.42%	14.82%
∆	Source: FactSet Research Systems Inc.

No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Material Change Date	Oct. 01, 2025
Updated Performance Information Location [Text Block]	Visit mfs.com/perf/sc for more recent performance information.
Net Assets	$ 386,014,653
Holdings Count | Holding	114
Advisory Fees Paid, Amount	$ 1,362,834	[29]
Investment Company Portfolio Turnover	40.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 12/31/25
Net Assets ($):	386,014,653	Total Management Fee ($)#:	1,362,834
Total Number of Holdings:	114	Portfolio Turnover Rate (%):	40
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 12/31/25)
Portfolio structure
Equities	99.5%
Money Market Funds	0.5%
Equity sectors
Information Technology	33.8%
Financials	14.2%
Communication Services	10.6%
Consumer Discretionary	10.4%
Health Care	10.1%
Industrials	7.1%
Consumer Staples	4.4%
Energy	3.1%
Utilities	3.0%
Real Estate	1.8%
Materials	1.0%
Top ten holdings
NVIDIA Corp.	8.8%
Apple, Inc.	6.5%
Microsoft Corp.	6.0%
Amazon.com, Inc.	4.5%
Meta Platforms, Inc., "A"	3.4%
Broadcom, Inc.	2.6%
Alphabet, Inc., "A"	2.5%
Alphabet, Inc., "C"	2.1%
Johnson & Johnson	2.1%
Visa, Inc., "A"	2.0%
MFS uses the Global Industry Classification Standard (GICS®) for sector/industry reporting. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.

Largest Holdings [Text Block]
Top ten holdings
NVIDIA Corp.	8.8%
Apple, Inc.	6.5%
Microsoft Corp.	6.0%
Amazon.com, Inc.	4.5%
Meta Platforms, Inc., "A"	3.4%
Broadcom, Inc.	2.6%
Alphabet, Inc., "A"	2.5%
Alphabet, Inc., "C"	2.1%
Johnson & Johnson	2.1%
Visa, Inc., "A"	2.0%

Material Fund Change [Text Block]
MATERIAL FUND CHANGES
This is a summary of certain changes to the fund since January 1, 2025. For more complete information, you may review the fund's prospectus as amended, which is available at insurancefunds.mfs.com or upon request at 1‑800‑225‑2606.
Effective October 1, 2025, the management fee is computed daily and paid monthly at the following annual rates based on the fund’s average daily net assets: 0.25% up to $5 billion and 0.225% in excess of $5 billion.

Material Fund Change Expenses [Text Block]
Effective October 1, 2025, the management fee is computed daily and paid monthly at the following annual rates based on the fund’s average daily net assets: 0.25% up to $5 billion and 0.225% in excess of $5 billion.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the fund since January 1, 2025. For more complete information, you may review the fund's prospectus as amended, which is available at insurancefunds.mfs.com or upon request at 1‑800‑225‑2606.

Updated Prospectus Phone Number	1‑800‑225‑2606
Updated Prospectus Web Address	insurancefunds.mfs.com
C000007249 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Blended Research® Core Equity Portfolio
Class Name	Initial Class
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about MFS Blended Research Core Equity Portfolio for the period of January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at insurancefunds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Material Fund Change Notice [Text Block]	This report describes certain changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	insurancefunds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Initial Class	$43	0.40%

Expenses Paid, Amount	$ 43
Expense Ratio, Percent	0.40%
Factors Affecting Performance [Text Block]
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended December 31, 2025, Initial Class shares of the MFS Blended Research Core Equity Portfolio (fund) provided a total return of 16.10%, at net asset value. This compares with a return of 17.88% for the fund’s benchmark, the Standard & Poor's 500 Stock Index.
  Global equity markets reached record levels during the period, withstanding considerable volatility amid tariffs, geopolitical conflict and high levels of uncertainty. In the US, a pro-growth tax and spending bill was signed into law, while in Europe, renewed focus on defense and infrastructure spending brightened the outlook. In Japan, the election of a pro-growth prime minister sent stocks to new highs. Optimism over artificial intelligence remained quite high.
  Considerable progress was made in trade talks between the US and many major trading partners, with a fragile truce between the US and China extended through late 2026. US tariffs remained high on goods from countries such as India and Brazil.
  Moderating inflation pressures allowed many global central banks to ease monetary policy during the period. Amid a difficult policymaking environment and slower job growth, the Federal Reserve resumed easing policy in September.
  In fixed income markets, global bond yields peaked in mid-January, then gradually declined, ending the reporting period lower than at the start of the period, while experiencing waves of volatility in between. Credit spreads remained tight and near historical lows, despite a brief widening in April and May due to tariff concerns. US bond market volatility, as measured by the Merrill Lynch Option Volatility Estimate (MOVE) Index, ended near session lows after rising around the time of the US presidential election and the start of the trade war.
  Top contributors to performance relative to the Standard & Poor's 500 Stock Index:
    Security selection within the health care, financials, and energy sectors benefited relative performance.
  Top detractors from performance relative to the Standard & Poor's 500 Stock Index:
    Security selection within the industrials, consumer discretionary, utilities, and communication services sectors held back relative returns.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below also do not reflect the deduction of expenses associated with variable products, such as mortality and expense risk charges, separate account charges, and sales charges imposed by the insurance company separate accounts through which the fund is offered. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Initial Class over a ten year period or since inception, if shorter, in comparison to a broad measure of market performance.

Average Annual Return [Table Text Block]
Average Annual Total Returns through 12/31/25
This table shows the average annual total returns of the class of shares noted for the periods shown. It also shows the average annual total returns of a broad measure of market performance over the same periods.
Share Class	1-yr	5-yr	10-yr
Initial Class	16.10%	15.30%	13.88%
Comparative Benchmark(s)
Standard & Poor's 500 Stock Index ∆	17.88%	14.42%	14.82%
∆	Source: FactSet Research Systems Inc.

No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Material Change Date	Oct. 01, 2025
Updated Performance Information Location [Text Block]	Visit mfs.com/perf/ic for more recent performance information.
Net Assets	$ 386,014,653
Holdings Count | Holding	114
Advisory Fees Paid, Amount	$ 1,362,834	[30]
Investment Company Portfolio Turnover	40.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 12/31/25
Net Assets ($):	386,014,653	Total Management Fee ($)#:	1,362,834
Total Number of Holdings:	114	Portfolio Turnover Rate (%):	40
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 12/31/25)
Portfolio structure
Equities	99.5%
Money Market Funds	0.5%
Equity sectors
Information Technology	33.8%
Financials	14.2%
Communication Services	10.6%
Consumer Discretionary	10.4%
Health Care	10.1%
Industrials	7.1%
Consumer Staples	4.4%
Energy	3.1%
Utilities	3.0%
Real Estate	1.8%
Materials	1.0%
Top ten holdings
NVIDIA Corp.	8.8%
Apple, Inc.	6.5%
Microsoft Corp.	6.0%
Amazon.com, Inc.	4.5%
Meta Platforms, Inc., "A"	3.4%
Broadcom, Inc.	2.6%
Alphabet, Inc., "A"	2.5%
Alphabet, Inc., "C"	2.1%
Johnson & Johnson	2.1%
Visa, Inc., "A"	2.0%
MFS uses the Global Industry Classification Standard (GICS®) for sector/industry reporting. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.

Largest Holdings [Text Block]
Top ten holdings
NVIDIA Corp.	8.8%
Apple, Inc.	6.5%
Microsoft Corp.	6.0%
Amazon.com, Inc.	4.5%
Meta Platforms, Inc., "A"	3.4%
Broadcom, Inc.	2.6%
Alphabet, Inc., "A"	2.5%
Alphabet, Inc., "C"	2.1%
Johnson & Johnson	2.1%
Visa, Inc., "A"	2.0%

Material Fund Change [Text Block]
MATERIAL FUND CHANGES
This is a summary of certain changes to the fund since January 1, 2025. For more complete information, you may review the fund's prospectus as amended, which is available at insurancefunds.mfs.com or upon request at 1‑800‑225‑2606.
Effective October 1, 2025, the management fee is computed daily and paid monthly at the following annual rates based on the fund’s average daily net assets: 0.25% up to $5 billion and 0.225% in excess of $5 billion.

Material Fund Change Expenses [Text Block]
Effective October 1, 2025, the management fee is computed daily and paid monthly at the following annual rates based on the fund’s average daily net assets: 0.25% up to $5 billion and 0.225% in excess of $5 billion.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the fund since January 1, 2025. For more complete information, you may review the fund's prospectus as amended, which is available at insurancefunds.mfs.com or upon request at 1‑800‑225‑2606.

Updated Prospectus Phone Number	1‑800‑225‑2606
Updated Prospectus Web Address	insurancefunds.mfs.com
C000007281 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Core Equity Portfolio
Class Name	Initial Class
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about MFS Core Equity Portfolio for the period of January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at insurancefunds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	insurancefunds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Initial Class	$83	0.78%

Expenses Paid, Amount	$ 83
Expense Ratio, Percent	0.78%
Factors Affecting Performance [Text Block]
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended December 31, 2025, Initial Class shares of the MFS Core Equity Portfolio (fund) provided a total return of 12.50%, at net asset value. This compares with a return of 17.15% for the fund’s benchmark, the Russell 3000® Index.
  Global equity markets reached record levels during the period, withstanding considerable volatility amid tariffs, geopolitical conflict and high levels of uncertainty. In the US, a pro-growth tax and spending bill was signed into law, while in Europe, renewed focus on defense and infrastructure spending brightened the outlook. In Japan, the election of a pro-growth prime minister sent stocks to new highs. Optimism over artificial intelligence remained quite high.
  Considerable progress was made in trade talks between the US and many major trading partners, with a fragile truce between the US and China extended through late 2026. US tariffs remained high on goods from countries such as India and Brazil.
  Moderating inflation pressures allowed many global central banks to ease monetary policy during the period. Amid a difficult policymaking environment and slower job growth, the Federal Reserve resumed easing policy in September.
  In fixed income markets, global bond yields peaked in mid-January, then gradually declined, ending the reporting period lower than at the start of the period, while experiencing waves of volatility in between. Credit spreads remained tight and near historical lows, despite a brief widening in April and May due to tariff concerns. US bond market volatility, as measured by the Merrill Lynch Option Volatility Estimate (MOVE) Index, ended near session lows after rising around the time of the US presidential election and the start of the trade war.
  Top contributors to performance relative to the Russell 3000® Index:
    Security selection within the health care sector supported relative performance.
  Top detractors from performance relative to the Russell 3000® Index:
    Security selection within the technology sector weakened relative returns.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below also do not reflect the deduction of expenses associated with variable products, such as mortality and expense risk charges, separate account charges, and sales charges imposed by the insurance company separate accounts through which the fund is offered. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Initial Class over a ten year period or since inception, if shorter, in comparison to a broad measure of market performance.

Average Annual Return [Table Text Block]
Average Annual Total Returns through 12/31/25
This table shows the average annual total returns of the class of shares noted for the periods shown. It also shows the average annual total returns of a broad measure of market performance over the same periods.
Share Class	1-yr	5-yr	10-yr
Initial Class	12.50%	11.52%	13.81%
Comparative Benchmark(s)
Russell 3000® Index ∆	17.15%	13.15%	14.29%
∆	Source: FactSet Research Systems Inc.

No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit mfs.com/perf/ic for more recent performance information.
Net Assets	$ 286,735,830
Holdings Count | Holding	174
Advisory Fees Paid, Amount	$ 2,068,975	[31]
Investment Company Portfolio Turnover	50.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 12/31/25
Net Assets ($):	286,735,830	Total Management Fee ($)#:	2,068,975
Total Number of Holdings:	174	Portfolio Turnover Rate (%):	50
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 12/31/25)
Portfolio structure
Equities	99.5%
Money Market Funds	0.5%
Global equity sectors
Technology	32.9%
Financial Services	14.1%
Capital Goods	13.4%
Consumer Cyclicals	10.6%
Health Care	10.1%
Communication Services	9.8%
Energy	5.7%
Consumer Staples	2.9%
Top ten holdings
NVIDIA Corp.	7.6%
Microsoft Corp.	6.1%
Apple, Inc.	5.2%
Amazon.com, Inc.	4.6%
Alphabet, Inc., "A"	4.5%
Broadcom, Inc.	2.9%
Meta Platforms, Inc., "A"	2.6%
JPMorgan Chase & Co.	2.2%
Johnson & Johnson	1.9%
Mastercard, Inc., "A"	1.5%

Largest Holdings [Text Block]
Top ten holdings
NVIDIA Corp.	7.6%
Microsoft Corp.	6.1%
Apple, Inc.	5.2%
Amazon.com, Inc.	4.6%
Alphabet, Inc., "A"	4.5%
Broadcom, Inc.	2.9%
Meta Platforms, Inc., "A"	2.6%
JPMorgan Chase & Co.	2.2%
Johnson & Johnson	1.9%
Mastercard, Inc., "A"	1.5%

C000007282 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Core Equity Portfolio
Class Name	Service Class
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about MFS Core Equity Portfolio for the period of January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at insurancefunds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	insurancefunds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$109	1.03%

Expenses Paid, Amount	$ 109
Expense Ratio, Percent	1.03%
Factors Affecting Performance [Text Block]
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended December 31, 2025, Service Class shares of the MFS Core Equity Portfolio (fund) provided a total return of 12.22%, at net asset value. This compares with a return of 17.15% for the fund’s benchmark, the Russell 3000® Index.
  Global equity markets reached record levels during the period, withstanding considerable volatility amid tariffs, geopolitical conflict and high levels of uncertainty. In the US, a pro-growth tax and spending bill was signed into law, while in Europe, renewed focus on defense and infrastructure spending brightened the outlook. In Japan, the election of a pro-growth prime minister sent stocks to new highs. Optimism over artificial intelligence remained quite high.
  Considerable progress was made in trade talks between the US and many major trading partners, with a fragile truce between the US and China extended through late 2026. US tariffs remained high on goods from countries such as India and Brazil.
  Moderating inflation pressures allowed many global central banks to ease monetary policy during the period. Amid a difficult policymaking environment and slower job growth, the Federal Reserve resumed easing policy in September.
  In fixed income markets, global bond yields peaked in mid-January, then gradually declined, ending the reporting period lower than at the start of the period, while experiencing waves of volatility in between. Credit spreads remained tight and near historical lows, despite a brief widening in April and May due to tariff concerns. US bond market volatility, as measured by the Merrill Lynch Option Volatility Estimate (MOVE) Index, ended near session lows after rising around the time of the US presidential election and the start of the trade war.
  Top contributors to performance relative to the Russell 3000® Index:
    Security selection within the health care sector supported relative performance.
  Top detractors from performance relative to the Russell 3000® Index:
    Security selection within the technology sector weakened relative returns.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below also do not reflect the deduction of expenses associated with variable products, such as mortality and expense risk charges, separate account charges, and sales charges imposed by the insurance company separate accounts through which the fund is offered. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Service Class over a ten year period or since inception, if shorter, in comparison to a broad measure of market performance.

Average Annual Return [Table Text Block]
Average Annual Total Returns through 12/31/25
This table shows the average annual total returns of the class of shares noted for the periods shown. It also shows the average annual total returns of a broad measure of market performance over the same periods.
Share Class	1-yr	5-yr	10-yr
Service Class	12.22%	11.26%	13.53%
Comparative Benchmark(s)
Russell 3000® Index ∆	17.15%	13.15%	14.29%
∆	Source: FactSet Research Systems Inc.

No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit mfs.com/perf/sc for more recent performance information.
Net Assets	$ 286,735,830
Holdings Count | Holding	174
Advisory Fees Paid, Amount	$ 2,068,975	[32]
Investment Company Portfolio Turnover	50.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 12/31/25
Net Assets ($):	286,735,830	Total Management Fee ($)#:	2,068,975
Total Number of Holdings:	174	Portfolio Turnover Rate (%):	50
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 12/31/25)
Portfolio structure
Equities	99.5%
Money Market Funds	0.5%
Global equity sectors
Technology	32.9%
Financial Services	14.1%
Capital Goods	13.4%
Consumer Cyclicals	10.6%
Health Care	10.1%
Communication Services	9.8%
Energy	5.7%
Consumer Staples	2.9%
Top ten holdings
NVIDIA Corp.	7.6%
Microsoft Corp.	6.1%
Apple, Inc.	5.2%
Amazon.com, Inc.	4.6%
Alphabet, Inc., "A"	4.5%
Broadcom, Inc.	2.9%
Meta Platforms, Inc., "A"	2.6%
JPMorgan Chase & Co.	2.2%
Johnson & Johnson	1.9%
Mastercard, Inc., "A"	1.5%

Largest Holdings [Text Block]
Top ten holdings
NVIDIA Corp.	7.6%
Microsoft Corp.	6.1%
Apple, Inc.	5.2%
Amazon.com, Inc.	4.6%
Alphabet, Inc., "A"	4.5%
Broadcom, Inc.	2.9%
Meta Platforms, Inc., "A"	2.6%
JPMorgan Chase & Co.	2.2%
Johnson & Johnson	1.9%
Mastercard, Inc., "A"	1.5%

C000007290 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Global Growth Portfolio
Class Name	Service Class
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about MFS Global Growth Portfolio for the period of January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at insurancefunds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	insurancefunds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$117	1.13%

Expenses Paid, Amount	$ 117
Expense Ratio, Percent	1.13%
Factors Affecting Performance [Text Block]
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended December 31, 2025, Service Class shares of the MFS Global Growth Portfolio (fund) provided a total return of 7.43%, at net asset value. This compares with a return of 22.34% for the fund’s benchmark, the MSCI All Country World Index (net div).
  Global equity markets reached record levels during the period, withstanding considerable volatility amid tariffs, geopolitical conflict and high levels of uncertainty. In the US, a pro-growth tax and spending bill was signed into law, while in Europe, renewed focus on defense and infrastructure spending brightened the outlook. In Japan, the election of a pro-growth prime minister sent stocks to new highs. Optimism over artificial intelligence remained quite high.
  Considerable progress was made in trade talks between the US and many major trading partners, with a fragile truce between the US and China extended through late 2026. US tariffs remained high on goods from countries such as India and Brazil.
  Moderating inflation pressures allowed many global central banks to ease monetary policy during the period. Amid a difficult policymaking environment and slower job growth, the Federal Reserve resumed easing policy in September.
  In fixed income markets, global bond yields peaked in mid-January, then gradually declined, ending the reporting period lower than at the start of the period, while experiencing waves of volatility in between. Credit spreads remained tight and near historical lows, despite a brief widening in April and May due to tariff concerns. US bond market volatility, as measured by the Merrill Lynch Option Volatility Estimate (MOVE) Index, ended near session lows after rising around the time of the US presidential election and the start of the trade war.
  Top contributors to performance relative to the MSCI All Country World Index:
    Not holding any stocks within the energy sector benefited relative returns as the sector underperformed the benchmark over the period.
    The fund's underweight position in the consumer discretionary sector further supported relative results.
  Top detractors from performance relative to the MSCI All Country World Index:
    Security selection within the financials, industrials, and information technology sectors detracted from relative performance.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below also do not reflect the deduction of expenses associated with variable products, such as mortality and expense risk charges, separate account charges, and sales charges imposed by the insurance company separate accounts through which the fund is offered. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Service Class over a ten year period or since inception, if shorter, in comparison to a broad measure of market performance.

Average Annual Return [Table Text Block]
Average Annual Total Returns through 12/31/25
This table shows the average annual total returns of the class of shares noted for the periods shown. It also shows the average annual total returns of a broad measure of market performance over the same periods.
Share Class	1-yr	5-yr	10-yr
Service Class	7.43%	6.50%	11.48%
Comparative Benchmark(s)
MSCI All Country World Index (net div) ∆	22.34%	11.19%	11.72%
∆	Source: FactSet Research Systems Inc.

No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit mfs.com/perf/sc for more recent performance information.
Net Assets	$ 49,756,012
Holdings Count | Holding	74
Advisory Fees Paid, Amount	$ 443,785	[33]
Investment Company Portfolio Turnover	25.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 12/31/25
Net Assets ($):	49,756,012	Total Management Fee ($)#:	443,785
Total Number of Holdings:	74	Portfolio Turnover Rate (%):	25
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 12/31/25)
Portfolio structure
Equities	99.5%
Money Market Funds	0.5%
Top ten holdings
Microsoft Corp.	6.9%
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	5.3%
Accenture PLC, "A"	3.4%
Visa, Inc., "A"	3.3%
NVIDIA Corp.	3.2%
Tencent Holdings Ltd.	3.0%
Apple, Inc.	3.0%
TransUnion	2.4%
Aon PLC	2.4%
Amphenol Corp., "A"	2.3%
Issuer country weightings
United States	68.6%
France	6.5%
Taiwan	5.3%
China	5.0%
Japan	3.4%
Canada	2.9%
United Kingdom	2.3%
India	2.2%
Switzerland	1.1%
Other Countries	2.7%

Largest Holdings [Text Block]
Top ten holdings
Microsoft Corp.	6.9%
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	5.3%
Accenture PLC, "A"	3.4%
Visa, Inc., "A"	3.3%
NVIDIA Corp.	3.2%
Tencent Holdings Ltd.	3.0%
Apple, Inc.	3.0%
TransUnion	2.4%
Aon PLC	2.4%
Amphenol Corp., "A"	2.3%

C000007289 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Global Growth Portfolio
Class Name	Initial Class
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about MFS Global Growth Portfolio for the period of January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at insurancefunds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	insurancefunds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Initial Class	$91	0.88%

Expenses Paid, Amount	$ 91
Expense Ratio, Percent	0.88%
Factors Affecting Performance [Text Block]
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended December 31, 2025, Initial Class shares of the MFS Global Growth Portfolio (fund) provided a total return of 7.68%, at net asset value. This compares with a return of 22.34% for the fund’s benchmark, the MSCI All Country World Index (net div).
  Global equity markets reached record levels during the period, withstanding considerable volatility amid tariffs, geopolitical conflict and high levels of uncertainty. In the US, a pro-growth tax and spending bill was signed into law, while in Europe, renewed focus on defense and infrastructure spending brightened the outlook. In Japan, the election of a pro-growth prime minister sent stocks to new highs. Optimism over artificial intelligence remained quite high.
  Considerable progress was made in trade talks between the US and many major trading partners, with a fragile truce between the US and China extended through late 2026. US tariffs remained high on goods from countries such as India and Brazil.
  Moderating inflation pressures allowed many global central banks to ease monetary policy during the period. Amid a difficult policymaking environment and slower job growth, the Federal Reserve resumed easing policy in September.
  In fixed income markets, global bond yields peaked in mid-January, then gradually declined, ending the reporting period lower than at the start of the period, while experiencing waves of volatility in between. Credit spreads remained tight and near historical lows, despite a brief widening in April and May due to tariff concerns. US bond market volatility, as measured by the Merrill Lynch Option Volatility Estimate (MOVE) Index, ended near session lows after rising around the time of the US presidential election and the start of the trade war.
  Top contributors to performance relative to the MSCI All Country World Index:
    Not holding any stocks within the energy sector benefited relative returns as the sector underperformed the benchmark over the period.
    The fund's underweight position in the consumer discretionary sector further supported relative results.
  Top detractors from performance relative to the MSCI All Country World Index:
    Security selection within the financials, industrials, and information technology sectors detracted from relative performance.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below also do not reflect the deduction of expenses associated with variable products, such as mortality and expense risk charges, separate account charges, and sales charges imposed by the insurance company separate accounts through which the fund is offered. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Initial Class over a ten year period or since inception, if shorter, in comparison to a broad measure of market performance.

Average Annual Return [Table Text Block]
Average Annual Total Returns through 12/31/25
This table shows the average annual total returns of the class of shares noted for the periods shown. It also shows the average annual total returns of a broad measure of market performance over the same periods.
Share Class	1-yr	5-yr	10-yr
Initial Class	7.68%	6.77%	11.76%
Comparative Benchmark(s)
MSCI All Country World Index (net div) ∆	22.34%	11.19%	11.72%
∆	Source: FactSet Research Systems Inc.

No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit mfs.com/perf/ic for more recent performance information.
Net Assets	$ 49,756,012
Holdings Count | Holding	74
Advisory Fees Paid, Amount	$ 443,785	[34]
Investment Company Portfolio Turnover	25.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 12/31/25
Net Assets ($):	49,756,012	Total Management Fee ($)#:	443,785
Total Number of Holdings:	74	Portfolio Turnover Rate (%):	25
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 12/31/25)
Portfolio structure
Equities	99.5%
Money Market Funds	0.5%
Top ten holdings
Microsoft Corp.	6.9%
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	5.3%
Accenture PLC, "A"	3.4%
Visa, Inc., "A"	3.3%
NVIDIA Corp.	3.2%
Tencent Holdings Ltd.	3.0%
Apple, Inc.	3.0%
TransUnion	2.4%
Aon PLC	2.4%
Amphenol Corp., "A"	2.3%
Issuer country weightings
United States	68.6%
France	6.5%
Taiwan	5.3%
China	5.0%
Japan	3.4%
Canada	2.9%
United Kingdom	2.3%
India	2.2%
Switzerland	1.1%
Other Countries	2.7%

Largest Holdings [Text Block]
Top ten holdings
Microsoft Corp.	6.9%
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	5.3%
Accenture PLC, "A"	3.4%
Visa, Inc., "A"	3.3%
NVIDIA Corp.	3.2%
Tencent Holdings Ltd.	3.0%
Apple, Inc.	3.0%
TransUnion	2.4%
Aon PLC	2.4%
Amphenol Corp., "A"	2.3%

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[34]	Includes the effect of any management fee waivers, if applicable.